                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 72
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                 ------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)
                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                         -----------------------------



It is proposed that this filing will become effective:

  ___ Immediately upon filing pursuant to paragraph (b) of Rule 485

   X  On May 1, 2002 pursuant to paragraph (b) of Rule 485
  ---

  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  ___ On May 1, 2002 pursuant to paragraph (a)(1) of Rule 485

  If appropriate, check the following box:

  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2002


Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Forms 66-3A and 66-4A

   The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

   1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

   2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

   3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

   4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

Form 66-3A and 66-4A Contracts

Contract Owner Transaction Expenses, /(1)/ as a percentage of Purchase Payments:
   Sales Expense Charge....................................................................   4.00%
   Death Benefit Risk Charge...............................................................   2.00%
   Administration Expense Charge................................................   $.50 per payment
                                                                                        plus $10.00
                                                                                       issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
   Mortality Risk...........................................................................  0.31%
   Expense Risk.............................................................................  0.38%
   Total Separate Account Annual M&E Fee...................................................   0.39%


Annual Operating Expenses of Equity Fund, /(2)/ as a percentage of average net assets for the December 31, 2001 fiscal year:
   Management Fees..........................................................................  0.64%
   Other Expenses...........................................................................  0.19%
   Total Equity Fund Operating Expenses.....................................................  0.83%

Example/(3)/


                                                                                    1 Year 3 Years 5 Years 10 Years
                                                                                    ------ ------- ------- --------
If you surrender your Contract at the end of the applicable time period:
   You would pay the following expenses on a $1,000 investment, assuming 5% annual
     return on assets:.............................................................  $72..   $97..  $123     $199


/(1)/ Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.


/(2)/ The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2001. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2001. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.17% and 0.81%.



/(3)/ The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2001 calendar year. Actual expenses may be greater or less than those shown.


  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                               -----------------


                  The date of this Supplement is May 1, 2002.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2002


Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 66-2A

   The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

   1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

   It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

   All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

   2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

Form 66-3A and 66-4A Contracts

Contract Owner Transaction Expenses, /(1)/ as a percentage of Purchase Payments:
   Sales Expense Charge....................................................................   4.00%
   Death Benefit Risk Charge...............................................................   2.00%
   Administration Expense Charge................................................   $.50 per payment
                                                                                        plus $10.00
                                                                                       issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
   Mortality Risk...........................................................................  0.31%
   Expense Risk.............................................................................  0.08%
   Total Separate Account Annual M&E Fee...................................................   0.39%

Annual Operating Expenses of Equity Fund, /(2)/ as a percentage of average net assets for the
  December 31, 2001 fiscal year:
   Management Fees...........................................................................  0.64%
   Other Expenses............................................................................  0.19%
   Total Equity Fund Operating Expenses .....................................................  0.83%

Example/(3)/


                                                                          1 Year 3 Years 5 Years 10 Years
                                    -                                     ------ ------- ------- --------
If you surrender your Contract at the end of the applicable time period:
 You would pay the following expenses on a $1,000 investment, assuming 5%
   annual return on assets:..............................................  $72     $97    $123     $199


/(1)/ Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.


/(2)/ The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2001. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2001. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.17% and 0.81%.



/(3)/ The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2001 calendar year. Actual expenses may be greater or less than those shown.



THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE

VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE

REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                               -----------------


                  The date of this Supplement is May 1, 2002.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2002


Horace Mann Life Insurance Company Separate Account For Contracts Issued on Form 527-GC

   The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

   1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

   2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

   3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

   4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

   5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that ..24% is for mortality risk and .05% is for expense risk.

   6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 527-GC Contracts

Contract Owner Transaction Expenses, /(1)/ as a percentage of Purchase Payments:
   Sales Expense Charge................................................................................   3.20%
   Death Benefit Risk Charge...........................................................................   0.20%
   Administration Expense Charge.................................................    1.60% and $.50 per payment
                                                                                                    plus $20.00
                                                                                                   issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
   Mortality Risk.......................................................................................  0.24%
   Expense Risk.........................................................................................  0.05%
   Total Separate Account Annual M&E Fee...............................................................   0.29%
Annual Operating Expenses of Equity Fund, /(2)/ as a percentage of average net assets for the December 31, 2001 fiscal year:
   Management Fees......................................................................................  0.64%
   Other Expenses.......................................................................................  0.19%
   Total Equity Fund Operating Expenses.................................................................  0.83%

Example/(3)/


                                                                                    1 Year 3 Years 5 Years 10 Years
                                        -                                           ------ ------- ------- --------
If you surrender your Contract at the end of the applicable time period:
   You would pay the following expenses on a $1,000 investment, assuming 5% annual
     return on assets:.............................................................  $81    $104    $128     $197


/(1)/ Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.


/(2) /The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2001. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2001. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.17% and 0.81%.



/(3)/ The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2001 calendar year. Actual expenses may be greater or less than those shown.



THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                               -----------------


                  The date of this Supplement is May 1, 2002.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2002


Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 529

   The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

   1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

   2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

   3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 529 Contracts

Contract Owner Transaction Expenses, /(1)/ as a percentage of Purchase Payments:
   Sales Expense Charge................................................................................   3.20%
   Death Benefit Risk Charge...........................................................................   0.20%
   Administration Expense Charge.................................................    1.60% and $.50 per payment
                                                                                                    plus $20.00
                                                                                                   issuance fee
Separate Account Annual M&E Fee, as a percentage of average account value:
   Mortality Risk.......................................................................................  0.24%
   Expense Risk.........................................................................................  0.05%
   Total Separate Account Annual M&E Fee...............................................................   0.29%
Annual Operating Expenses of Equity Fund, /(2)/ as a percentage of average net assets for the December 31, 2001 fiscal year:
   Management Fees......................................................................................  0.64%
   Other Expenses.......................................................................................  0.19%
   Total Equity Fund Operating Expenses.................................................................  0.83%

Example/(3)/


                                                                                    1 Year 3 Years 5 Years 10 Years
                                        -                                           ------ ------- ------- --------
If you surrender your Contract at the end of the applicable time period:
   You would pay the following expenses on a $1,000 investment, assuming 5% annual
     return on assets:.............................................................  $81    $104    $128     $197


/(1)/ Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.


/(2)/ The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners. The Other Expenses for the Horace Mann Equity Fund are shown based on actual amounts for the fiscal year ended December 31, 2001. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Equity Fund part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2001. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.17% and 0.81%.



/(3)/ The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2001 calendar year. Actual expenses may be greater or less than those shown.


  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE EQUITY FUND.

                               -----------------


                  The date of this Supplement is May 1, 2002.

              Prospectus

              Qualified variable tax deferred annuity contracts Prospectus

              Horace Mann Life Insurance Company
              Separate Account for Annuity Alternatives Contracts

                      May 1, 2002

Qualified Variable Deferred Annuity Contracts Issued By Horace Mann Life
Insurance
Company Separate Account
Single Premium Contracts for Individuals
Flexible Premium Contracts for Individuals and Groups


   This prospectus offers combination fixed and variable, qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code, as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:




           Large Company Stock Funds
               Large Blend
                  JPMorgan U.S. Disciplined Equity Portfolio
                  Fidelity VIP Growth & Income Portfolio SC 2
                  Wilshire 5000 Index Portfolio (1)
                  Fidelity VIP Index 500 Portfolio SC 2
               Large Growth
                  Fidelity VIP Growth Portfolio SC 2
                  Alliance Premier Growth Portfolio
                  Wilshire Large Company Growth Portfolio (1)
               Large Value
                  Horace Mann Equity Fund
                  Horace Mann Socially Responsible Fund
                  Davis Value Portfolio
                  Wilshire Large Company Value Portfolio
           Mid-Size Company Stock Funds
               Mid Blend
                  Fidelity VIP Mid Cap Portfolio SC 2
                  Rainier Small/Mid Cap Equity Portfolio
               Mid Growth
                  Putnam VT Vista Fund (IB Shares)
                  Strong Mid Cap Growth Fund II
               Mid Value
                  Ariel Appreciation Fund
                  Strong Opportunity Fund II





             Small Company Stock Funds
                 Small Blend
                     T. Rowe Price Small-Cap Stock Fund--
                        Advisor Class
                     Neuberger Berman Genesis Fund Advisor
                        Class
                 Small Growth
                     Horace Mann Small Cap Growth Fund
                     Credit Suisse Small Cap Growth Portfolio
                     Wilshire Small Company Growth Portfolio
                 Small Value
                     Ariel Fund
                     T. Rowe Price Small-Cap Value Fund--
                        Advisor Class
                     Wilshire Small Company Value Portfolio
             International Stock Funds
                     Horace Mann International Equity Fund
                     Fidelity VIP Overseas Portfolio SC 2
             Balanced Fund
                     Horace Mann Balanced Fund
             Bond Funds
                     Horace Mann Income Fund
                     Horace Mann Short-Term Investment Fund
                     Fidelity VIP High Income Portfolio SC 2
                     Fidelity VIP Investment Grade Bond
                        Portfolio SC 2



(1) For contracts issued prior to September 5, 2000, the subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.



   This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2002. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 23 of this Prospectus.



The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the
                      Securities and Exchange Commission.


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
       THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
    ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                          PRINCIPAL AMOUNT INVESTED.



                  The date of this Prospectus is May 1, 2002.

Table of Contents
--------------------------------------------------------------------------------


                                                                           Page
                                                                           ----
 Definitions..............................................................   3
 Summary..................................................................   4
 Condensed Financial Information..........................................  10
 Horace Mann Life Insurance Company, The Account and The Underlying Funds.  13
    Horace Mann Life Insurance Company....................................  13
    The Account...........................................................  13
    The Underlying Funds..................................................  13
 The Contract(s)..........................................................  13
    Contract Owners' Rights...............................................  13
    Purchasing the Contract...............................................  13
    Purchase Payments.....................................................  14
        Amount and Frequency of Purchase Payments.........................  14
        Allocation of Purchase Payments...................................  14
        Accumulation Units and Accumulation Unit Value....................  14
    Transactions..........................................................  14
        Transfers.........................................................  14
        Dollar Cost Averaging.............................................  15
        Rebalancing.......................................................  15
        Changes to Purchase Payment Allocations...........................  15
        Surrender or Withdrawal Before Commencement of Annuity Period.....  16
        Deferment.........................................................  16
        Confirmations.....................................................  16
    Deductions and Expenses...............................................  17
        Annual Maintenance Charge.........................................  17
        Mortality and Expense Risk Fee....................................  17
        Surrender Charges.................................................  17
        Operating Expenses of the Underlying Funds........................  17
        Premium Taxes.....................................................  17
    Death Benefit Proceeds................................................  17
    Mandatory Minimum Distribution........................................  18
    Income Payments.......................................................  18
        Income Payment Options............................................  19
        Amount of Fixed and Variable Income Payments......................  19
    Misstatement of Age...................................................  20
    Modification of the Contract..........................................  20
 Tax Consequences.........................................................  21
    Separate Account......................................................  21
    Contract Owners.......................................................  21
        Contributions.....................................................  21
        Distributions Under Qualified Contracts...........................  21
        Penalty Tax.......................................................  22
 Voting Rights............................................................  22
 Other Information........................................................  22
 Additional Information...................................................  23
 Appendix A...............................................................  24


   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions
--------------------------------------------------------------------------------

   Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

   Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

   Accumulation Unit Value: The value of an accumulation unit on any valuation date.

   Annuitant:  The recipient of income payments.

   Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

   Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

   Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

   Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

   Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

   Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

   Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

   Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.


   In addition, tax qualified plans often place certain limitations upon election of a maturity date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the contract owner or participant reaches age 70 1/2. See "The Contract--Mandatory Minimum Distribution."


   Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

   Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

   Participant: A person to whom a certificate showing participation under a group contract has been issued.

   Qualified Plan: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code ("IRC"). IRAs as defined in Section 408 could be qualified in some situations. Plans as defined in Section 401(a), Section 401(k) or Section 457 could also be qualified in some situations.

   Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding Underlying Fund.

   Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

   Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Horace Mann Life Insurance Company Separate Account.


   Valuation Date: The valuation date ends at 3:00 p.m. central standard time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2002 no valuations are made for the day after Thanksgiving or July 5th.


   Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary
--------------------------------------------------------------------------------

   This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the Contract.

   Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund Statement of Additional Information.

   The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

What is "the Separate Account"?

   The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.


Who may purchase a Horace Mann Annuity offered by this Prospectus?
   Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement Annuities ("IRAs"), Roth IRAs, and Simplified Employee Pension Plans ("SEPs").

   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?

   The minimum annual purchase payment under a flexible premium contract during any contract year is $225. Certain individual flexible premium contracts may have larger minimums. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year. Under certain group plans the minimum may be reduced or waived.



What are my investment choices?
   You may have money allocated to or invested in no more than 24 subaccounts at any one time.

   (a) Separate Account

   Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
    Large Blend

      JPMorgan U.S. Disciplined Equity Portfolio


      Fidelity VIP Growth & Income Portfolio SC 2

      Wilshire 5000 Index Portfolio(1)

      Fidelity VIP Index 500 Portfolio SC 2

    Large Growth

      Fidelity VIP Growth Portfolio SC 2

      Alliance Premier Growth Portfolio
      Wilshire Large Company Growth Portfolio(1)
    Large Value
      Horace Mann Equity Fund
      Horace Mann Socially Responsible Fund
      Davis Value Portfolio
      Wilshire Large Company Value Portfolio

Mid-Size Company Stock Funds
    Mid Blend

      Fidelity VIP Mid Cap Portfolio SC 2

      Rainier Small/Mid Cap Equity Portfolio
    Mid Growth
      Putnam VT Vista Fund (IB Shares)
      Strong Mid Cap Growth Fund II
    Mid Value
      Ariel Appreciation Fund
      Strong Opportunity Fund II

Small Company Stock Funds
    Small Blend
      T. Rowe Price Small-Cap Stock Fund--Advisor Class
      Neuberger Berman Genesis Fund Advisor Class
    Small Growth
      Horace Mann Small Cap Growth Fund

      Credit Suisse Small Cap Growth Portfolio

      Wilshire Small Company Growth Portfolio
    Small Value
      Ariel Fund
      T. Rowe Price Small-Cap Value Fund--Advisor Class
      Wilshire Small Company Value Portfolio

International Stock Funds
      Horace Mann International Equity Fund

      Fidelity VIP Overseas Portfolio SC 2


Balanced Fund
      Horace Mann Balanced Fund

Bond Funds
      Horace Mann Income Fund

      Horace Mann Short-Term Investment Fund


      Fidelity VIP High Income Portfolio SC 2


      Fidelity VIP Investment Grade Bond Portfolio SC 2


(1) For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.

   (b) Fixed Account (See the Contract)

   At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For complete details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the contract value before the Maturity Date?
   Unless restricted by his or her retirement plan or by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."

What are the charges or deductions?

   Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.



   A mortality and expense risk fee (M&E Fee) is deducted from the Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Account. This fee may be lower on some group plans and certain individual flexible premium products.


   A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived. This charge may be waived or lowered on certain group plans. Certain individual flexible premium products do not include this charge.


   No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five to seven contract years depending on the contract you purchase. The charge may be lower on certain individual and group plans. In the first contract year the charge is 8% for the flexible premium contract and 5% for the single premium contract. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchase payments to the subaccount(s). See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."


What are the federal income tax consequences of investing in this contract?

   The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--
Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."


If I receive my contract and am dissatisfied, may I return it?

   Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the Account, less any taxes, if applicable, will be refunded.


When can I begin receiving Income Payments, and what options are available?
   Payments will begin on the maturity date set by the terms of your contract. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.


   Income Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:


   Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses
--------------------------------------------------------------------------------


   The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the Account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.


Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:/(1) /


   Maximum Surrender Charge as a percentage of amount
     surrendered/(2)/
       --for Single Payment Contracts............................ 5.00%
       --for Flexible Premium Contracts.......................... 8.00%

Annual Maintenance Charge/(3)/...................................  $25
Separate Account annual expenses, as a percentage of average account value:.................................................
Mortality Risk................................................... 0.45%
Expense Risk..................................................... 0.80%
Total Separate Account M&E Fee................................... 1.25%


Underlying Funds

   Annual Operating Expenses of the Underlying Funds, as a percentage of average daily net assets, as of 12/31/01 unless otherwise noted:



                                                                                    Total Fund
                                         Management Fee 12b-1fees Other Expenses Operating Expense
                                         -------------- --------- -------------- -----------------
Large Company Stock Funds
  Large Blend
   JPMorgan U.S. Disciplined Equity
     Portfolio..........................      0.35%                    0.50%           0.85%
   Fidelity VIP Growth and Income
     Portfolio SC 2/(12)/...............      0.48%       0.25%        0.11%           0.84%
   Wilshire 5000 Index Portfolio
     (Institutional)/(5)(7A)(11)/.......      0.10%                    0.34%           0.44%
   Wilshire 5000 Index Portfolio
     (Investment)/(5)(7A)(11)/..........      0.10%       0.25%        0.38%           0.73%
   Fidelity VIP Index 500 Portfolio SC
     2/(12B)/...........................      0.24%       0.25%        0.12%           0.61%
  Large Growth
   Fidelity VIP Growth Portfolio SC
     2/(12)/............................      0.58%       0.25%        0.10%           0.93%
   Alliance Premier Growth Portfolio....      1.00%       0.25%        0.04%           1.29%
   Wilshire Large Company Growth
     Portfolio (Institutional)/(5)(11)/.      0.25%                    0.29%           0.54%
   Wilshire Large Company Growth
     Portfolio (Investment)/(5)(11)/....      0.25%       0.25%        0.35%           0.85%
  Large Value
   Horace Mann Equity Fund/(4)(6)/......      0.64%                    0.19%           0.83%
   Horace Mann Socially Responsible
     Fund/(4)(6)/.......................      0.94%                    0.23%           1.17%
   Davis Value Portfolio/(14)/..........      0.75%                    0.12%           0.87%
   Wilshire Large Company Value
     Portfolio/(5)/.....................      0.25%       0.25%        0.48%           0.98%
Mid-Size Company Stock Funds
  Mid Blend
   Fidelity VIP Mid Cap Portfolio SC
     2/(12)/............................      0.58%       0.25%        0.11%           0.94%
   Rainier Small/Mid Cap Equity
     Portfolio/(9)/.....................      0.85%       0.25%        0.16%           1.26%
  Mid Growth
   Putnam VT Vista Fund (IB Shares).....      0.61%       0.25%        0.06%           0.92%
   Strong Mid Cap Growth Fund II/(13)/..      0.75%                    0.44%           1.19%
  Mid Value
   Ariel Appreciation Fund..............      0.75%       0.25%        0.26%           1.26%
   Strong Opportunity Fund II/(13)/.....      0.75%                    0.35%           1.10%
Small Company Stock Funds
  Small Blend
   T. Rowe Price Small-Cap Stock
     Fund--Advisor Class/(10)/..........      0.77%       0.25%        0.14%           1.16%
   Neuberger Berman Genesis Fund
     Advisor Class/(8)/.................      1.10%       0.25%        0.11%           1.46%

                                               Management 12b-1  Other      Total Fund
                                                  Fee     fees  Expenses Operating Expense
                                               ---------- ----- -------- -----------------
  Small Growth
   Horace Mann Small Cap Growth Fund/(4)(6)/..   1.39%           0.32%         1.71%
   C.S. Small Cap Growth Portfolio............   0.90%           0.22%         1.12%
   Wilshire Small Company Growth
     Portfolio/(5)(7B)/.......................   0.25%    0.25%  1.39%         1.89%
  Small Value
   Ariel Fund.................................   0.65%    0.25%  0.29%         1.19%
   T. Rowe Price Small-Cap Value
     Fund--Advisor Class/(10)/................   0.67%    0.25%  0.13%         1.05%
   Wilshire Small Company Value
     Portfolio/(5)(7)/........................   0.25%    0.25%  0.68%         1.18%
  International Stock Funds
   Horace Mann International Equity
     Fund/(4)(6)/.............................   1.09%           0.43%         1.52%
   Fidelity VIP Overseas Portfolio SC 2/(12)/.   0.73%    0.25%  0.20%         1.18%
  Balanced Fund
   Horace Mann Balanced Fund/(4)(6)(15)/......   0.00%           0.05%         0.05%
  Bond Funds
   Horace Mann Income Fund/(4)(6)/............   0.64%           0.23%         0.87%
   Horace Mann Short-Term Investment
     Fund/(4)(6)/.............................   0.37%           0.98%         1.35%
   Fidelity VIP High Income Portfolio SC 2....   0.58%    0.25%  0.15%         0.98%
   Fidelity VIP Investment Grade Bond
     Portfolio SC 2...........................   0.43%    0.25%  0.14%         0.82%



   /(1)/ Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

   /(2)/ In some cases, the surrender charge does not apply. See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."
   /(3)/ The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge may be reduced or eliminated on certain individual contracts and group plans.


   /(4)/ The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 2001. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Mutual Funds part of the commissions paid (Commission Credits). HM Investors voluntarily waived a portion of its Management Fee on the Short-Term Investment Fund and subsidized specific expenses for certain funds during 2001. The Funds' advisor, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2001 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.17% and 0.81% for the Equity Fund; 0.00%, 0.05% and 0.05% for
the Balanced Fund; 0.64%, 0.21% and 0.85% for the Income Fund; 0.37%, 0.35% and 0.72% for the Short-Term Investment Fund; 1.39%, 0.32% and 1.71% for the Small Cap Fund; 1.09%, 0.42% and 1.51% for the International Fund; and 0.94%, 0.23% and 1.17% for the Socially Responsible Fund.


   /(5)/ The Total Expenses for the Wilshire Target Funds, Inc. are based on the 2001 fiscal year. Wilshire Target Funds, Inc. fiscal year ends on August 31.

   /(6)/ The "Management Fees" include both the advisory fee payable to Wilshire Associates Incorporated and the administration fee payable to HM Investors for the Horace Mann Mutual Funds.

   /(7)/ Wilshire Associates Incorporated has agreed to waive a portion of its advisory fees for this Portfolio until further notice. After this waiver, the Management Fee is expected to be 0.10%, and Total Fund Operating Expense is expected to be 1.03%.


   /(7A)/ Wilshire Associates Incorporated has agreed to waive all of its advisory fees until further notice. After this waiver, Total Portfolio Operating Expenses are expected to be 0.63% and 0.34% for the Investment Class Shares and the Institutional Class Shares, respectively.


   /(7B)/ Wilshire Associates Incorporated has agreed to waive a portion of its advisory fees for this Portfolio until further notice. After this waiver, the Management Fee is expected to be 0.10%, and Total Fund Operating Expense is expected to be 1.74%.



   /(8)/ Neuberger Berman Genesis Fund Advisor Class has a fiscal year end of August 31. The numbers in this chart reflect the expenses based on the 2001 fiscal year end.



   /(9)/ The Rainier Small/Mid Cap Equity Portfolio has a fiscal year end of March 31. The numbers in this chart reflect the expenses based on the 2001 fiscal year end.



   /(10)/ The T. Rowe Price funds started a new class of shares effective March 31, 2000. The expenses shown in the chart are as of December 31, 2001.

/(11)/ For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.


/(12)/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



/(12B)/ The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.53%, respectively.



/(13)/ On the Strong Opportunity Fund II, the Fund's advisor is currently absorbing expenses of 0.25%. On the Strong Mid Cap Growth Fund II, the Fund's advisor is currently absorbing expenses of 0.17%. With these absorptions, the expense ratio would be 1.19%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders.



/(14)/ Davis Selected Advisers, L.P. has agreed to cap the Portfolio's total expenses at 1.00% until May 1, 2003. With this agreement the Management Fee would be 0.75%, the Other Expenses would be 0.25% and the Total Expenses would not exceed 1.00%.



/(15)/ The Horace Mann Balanced Fund is considered to be a fund of funds. The expenses shown do not include the expenses of the Equity or Income Funds. When considering a purchase you should take the expenses of these funds into consideration prior to purchasing shares of the Balanced Fund.


Example
--------


   The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The Example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 2001 calendar year and assume that all fee waivers and reimbursements continue for the time periods shown. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.



                                                              If you surrender your     If you do not surrender
                                                                 Flexible Premium         your Single Premium
                                                            Contract at the end of the Contract at the end of the
                                                              applicable time period     applicable time period
                                                            -------------------------- --------------------------
                                                            1 yr    3 yrs 5 yrs 10 yrs 1 yr    3 yrs 5 yrs 10 yrs
                                                            ----    ----- ----- ------ ----    ----- ----- ------
Large Company Stock Funds..................................
Large Blend................................................
J.P.Morgan U.S. Disciplined Equity Portfolio............... 105      134   141   254    22      69    118   254
Fidelity VIP Growth & Income Portfolio..................... 105      134   141   253    22      69    118   253
Wilshire 5000 Index Portfolio (Institutional).............. 101      123   121   212    18      57     97   212
Wilshire 5000 Index Portfolio (Investment)................. 104      131   135   242    21      65    112   242
Fidelity VIP Index 500 Portfolio........................... 102      127   129   230    20      62    106   230
Large Growth...............................................
Fidelity VIP Growth Portfolio.............................. 105      137   145   263    23      72    123   263
Alliance Premier Growth Portfolio.......................... 109      147   163   298    27      82    141   298
Wilshire Large Company Growth Portfolio (Institutional).... 102      125   126   222    19      60    103   222
Wilshire Large Company Growth Portfolio (Investment)....... 104      134   141   254    22      69    118   254


                                                                 If you surrender       If you do not surrender
                                                               your Single Premium       your Flexible Premium
                                                            Contract at the end of the Contract at the end of the
                                                              applicable time period     applicable time period
                                                            -------------------------- --------------------------
                                                            1 yr    3 yrs 5 yrs 10 yrs 1 yr    3 yrs 5 yrs 10 yrs
                                                            ----    ----- ----- ------ ----    ----- ----- ------
Large Company Stock Funds..................................
Large Blend................................................
J.P.Morgan U.S. Disciplined Equity Portfolio...............  74      102   130   254    22      69    118   254
Fidelity VIP Growth & Income Portfolio.....................  74      101   129   253    22      69    118   253
Wilshire 5000 Index Portfolio (Institutional)..............  73       98   123   212    21      65    112   212
Wilshire 5000 Index Portfolio (Investment).................  73       98   124   242    21      65    112   242
Fidelity VIP Index 500 Portfolio...........................  72       95   118   230    20      62    106   230
Large Growth...............................................
Fidelity VIP Growth Portfolio..............................  75      104   134   263    23      72    123   263
Alliance Premier Growth Portfolio..........................  78      114   152   298    27      82    141   298
Wilshire Large Company Growth Portfolio (Institutional)....  71       93   114   222    19      60    103   222
Wilshire Large Company Growth Portfolio (Investment).......  74      102   130   254    22      69    118   254

                                      If you surrender your     If you do not surrender        If you surrender
                                         Flexible Premium         your Single Premium        your Single Premium
                                    Contract at the end of the Contract at the end of the Contract at the end of the
                                      applicable time period     applicable time period     applicable time period
                                    -------------------------- -------------------------- --------------------------
                                    1 yr    3 yrs 5 yrs 10 yrs 1 yr    3 yrs 5 yrs 10 yrs 1 yr    3 yrs 5 yrs 10 yrs
                                    ----    ----- ----- ------ ----    ----- ----- ------ ----    ----- ----- ------
Large Value
Horace Mann Equity Fund............ 104      134   140   252    22       69   117   252    74      101   129   252
Horace Mann Socially Responsible
  Fund............................. 108      143   157   287    26       77   135   287    77      111   146   287
Davis Value Portfolio.............. 105      135   142   256    23       70   119   256    74      102   131   256
Wilshire Large Company Value
  Portfolio........................ 106      138   148   268    24       73   125   268    75      106   136   268
Mid-Size Company Stock Funds Mid
Blend
Fidelity VIP Mid Cap Portfolio..... 105      137   146   264    23       72   123   264    75      104   134   264
Rainier Small/Mid Cap Equity
  Portfolio........................ 108      146   162   295    26       81   139   295    78      114   150   295
Mid Growth
Putnam VT Vista Fund............... 105      136   145   262    23       71   122   262    74      104   133   262
Strong Mid Cap Growth Fund II...... 108      144   158   289    26       79   136   289    77      112   147   289
Mid Value
Ariel Appreciation Fund............ 108      146   162   295    27       81   139   295    78      114   150   295
Strong Opportunity Fund II......... 107      141   154   280    25       77   131   280    76      109   142   280
Small Company Stock Funds
  Small Blend
T. Rowe Price Small-Cap Stock
  Fund--Advisor Class.............. 108      143   157   286    26       78   134   286    77      111   145   286
Neuberger Berman Genesis Fund
  Advisor Class.................... 110      151   171   315    29       87   149   315    80      119   160   315
Small Growth
Horace Mann Small Cap Growth Fund.. 113      158   183   338    31       95   161   338    82      127   172   338
C.S. Small Cap Growth Portfolio.... 107      142   155   282    25       77   132   282    76      110   143   282
Wilshire Small Company Growth
  Portfolio........................ 114      163   192   355    33      100   170   355    84      132   181   355
Small Value
Ariel Fund......................... 108      144   158   289    26       79   136   289    77      112   147   289
T. Rowe Price Small-Cap Value Fun--
  Advisor Class.................... 106      140   151   275    24       75   129   275    76      108   140   275
Wilshire Small Company Value
  Portfolio........................ 108      144   158   288    26       79   135   288    77      111   146   288
International Stock Funds
Horace Mann International Equity
  Fund............................. 111      153   174   320    29       89   152   320    80      121   163   320
Fidelity VIP Overseas Portfolio.... 108      144   158   288    26       79   135   288    77      111   146   288
Balanced Fund
Horace Mann Balanced Fund..........  97      111   101   169    14       45    77   169    66       78    89   169
Bond Funds
Horace Mann Income Fund............ 105      135   142   256    23       70   119   256    74      102   131   256
Horace Mann Short-Term Investment
  Fund............................. 109      148   166   304    27       84   143   304    79      116   155   304
Fidelity VIP High Income
  Portfolio........................ 106      138   148   268    24       73   125   268    75      106   136   268
Fidelity VIP Investment Grade
  Bond Portfolio................... 104      133   140   251    22       68   117   251    74      101   128   251


                                     If you do not surrender
                                      your Flexible Premium
                                    Contract at the end of the
                                      applicable time period
                                    --------------------------
                                    1 yr    3 yrs 5 yrs 10 yrs
                                    ----    ----- ----- ------
Large Value
Horace Mann Equity Fund............  22       69   117   252
Horace Mann Socially Responsible
  Fund.............................  26       79   135   287
Davis Value Portfolio..............  23       70   119   256
Wilshire Large Company Value
  Portfolio........................  24       73   125   268
Mid-Size Company Stock Funds Mid
Blend
Fidelity VIP Mid Cap Portfolio.....  23       72   123   264
Rainier Small/Mid Cap Equity
  Portfolio........................  27       81   139   295
Mid Growth
Putnam VT Vista Fund...............  23       71   122   262
Strong Mid Cap Growth Fund II......  26       79   136   289
Mid Value
Ariel Appreciation Fund............  27       81   139   295
Strong Opportunity Fund II.........  25       77   131   280
Small Company Stock Funds
  Small Blend
T. Rowe Price Small-Cap Stock
  Fund--Advisor Class..............  26       78   134   286
Neuberger Berman Genesis Fund
  Advisor Class....................  29       87   149   315
Small Growth
Horace Mann Small Cap Growth Fund..  31       95   161   338
C.S. Small Cap Growth Portfolio....  25       77   132   282
Wilshire Small Company Growth
  Portfolio........................  33      100   170   355
Small Value
Ariel Fund.........................  26       79   136   289
T. Rowe Price Small-Cap Value Fun--
  Advisor Class....................  24       75   129   275
Wilshire Small Company Value
  Portfolio........................  26       79   135   288
International Stock Funds
Horace Mann International Equity
  Fund.............................  29       89   152   320
Fidelity VIP Overseas Portfolio....  26       79   135   288
Balanced Fund
Horace Mann Balanced Fund..........  14       45    77   169
Bond Funds
Horace Mann Income Fund............  23       70   119   256
Horace Mann Short-Term Investment
  Fund.............................  37       84   143   304
Fidelity VIP High Income
  Portfolio........................  24       73   125   268
Fidelity VIP Investment Grade
  Bond Portfolio...................  22       68   117   251


   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

Condensed Financial Information
--------------------------------------------------------------------------------


   The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000. The other Underlying Funds except the Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on August 9, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001.



                                                    Accumulation Accumulation   # Units
                                                     Unit Value   Unit Value  Outstanding
                                            Year    Beginning of    End of      End of
Subaccount                                  Ended      Period       Period      Period
----------                                 -------- ------------ ------------ -----------
JPMorgan U.S. Disciplined Equity Portfolio 12/31/01   $ 14.90      $ 12.97       431,258
                                           12/31/00     17.33*       14.90       123,796

Fidelity VIP Growth & Income Portfolio     12/31/01   $ 15.20      $ 13.67       230,640
                                           12/31/00     16.03*       15.20        53,980

Wilshire 5000 Index Portfolio
           Institutional Class             12/31/01   $ 10.47      $  9.18     1,735,539
                                           12/31/00     11.19*       10.47     1,419,973
           Investment Class                12/31/01   $ 10.38      $  9.08       213,861
                                           12/31/00     12.23*       10.38        40,024

Fidelity VIP Index 500 Portfolio           12/31/01   $148.95      $128.86        93,943
                                           12/31/00    171.04*      148.95        32,999

Fidelity VIP Growth Portfolio              12/31/01   $ 43.48      $ 35.28       404,152
                                           12/31/00     53.82*       43.48       161,937

Alliance Premier Growth Portfolio          12/31/01   $ 31.81      $ 25.94       357,364
                                           12/31/00     41.57*       31.81       130,232

Wilshire Large Company Growth Portfolio
           Institutional Class             12/31/01   $ 36.90      $ 30.49       587,742
                                           12/31/00     41.22*       36.90       451,094
           Investment Class                12/31/01   $ 36.63      $ 30.18        99,528
                                           12/31/00     46.36*       36.63        16,962

Horace Mann Equity Fund                    12/31/01   $ 20.82      $ 19.70    17,361,722
                                           12/31/00     22.10        20.82    18,713,068
                                           12/31/99     22.97        22.10    23,693,305
                                           12/31/98     21.62        22.97    24,141,182
                                           12/31/97     17.74        21.62    21,736,131
                                           12/31/96     14.33        17.74    18,086,814
                                           12/31/95     10.88        14.33    14,363,155
                                           12/31/94     11.03        10.88    12,072,982
                                           12/31/93      9.32        11.03     9,489,678
                                           12/31/92      8.62         9.32     8,041,878

Horace Mann Socially Responsible Fund      12/31/01   $ 14.96      $ 13.70     4,970,814
                                           12/31/00     13.92        14.96     4,767,452
                                           12/31/99     13.00        13.92     3,893,389
                                           12/31/98     12.00        13.00     2,430,089
                                           12/31/97      9.85        12.00       698,226

Davis Value Portfolio                      12/31/01   $ 11.08      $  9.80       333,527
                                           12/31/00     11.58*       11.08       134,363

Wilshire Large Company Value Portfolio     12/31/01   $ 21.34      $ 20.83       266,320
                                           12/31/00     19.91*       21.34        23,435

Fidelity VIP Mid Cap Portfolio             12/31/01   $ 20.25      $ 19.31       551,984
                                           12/31/00     20.11*       20.25       231,555

                                                Accumulation Accumulation   # Units
                                                 Unit Value   Unit Value  Outstanding
                                        Year    Beginning of    End of      End of
Subaccount                              Ended      Period       Period      Period
----------                             -------- ------------ ------------ -----------
Rainier Small/Mid Cap Equity Portfolio 12/31/01    $27.84       $26.42       135,479
                                       12/31/00     30.39*       27.84        51,884

Putnam VT Vista Fund (IB Shares)       12/31/01    $19.52       $12.82       326,406
                                       12/31/00     25.13*       19.52       146,933

Strong Mid Cap Growth Fund II          12/31/01    $25.76       $17.61       279,260
                                       12/31/00     35.99*       25.76       131,868

Ariel Appreciation Fund*               12/31/01    $31.01*      $37.51       115,976

Strong Opportunity Fund II             12/31/01    $27.60       $26.24       169,801
                                       12/31/00     28.55*       27.60        47,165

T. Rowe Price Small-Cap Stock
Fund--Advisor Class                    12/31/01    $26.52       $27.92       172,268
                                       12/31/00     26.99*       26.52        47,164

Neuberger Berman Genesis Fund
Advisor Class                          12/31/01    $17.35       $19.14       228,309
                                       12/31/00     15.84*       17.35        14,507

Horace Mann Small Cap Growth Fund      12/31/01    $17.54       $12.16     4,399,005
                                       12/31/00     19.92        17.54     4,284,826
                                       12/31/99     11.61        19.92     2,619,220
                                       12/31/98     11.10        11.61     2,103,641
                                       12/31/97      9.59        11.10     1,284,537

C.S. Small Cap Growth Portfolio        12/31/01    $21.37       $17.73       165,082
                                       12/31/00     27.32*       21.37        76,760

Wilshire Small Company Growth
Portfolio                              12/31/01    $15.87       $15.23        28,130
                                       12/31/00     17.80*       15.87         8,061

Ariel Fund                             12/31/01    $34.63*      $38.12        65,549

T. Rowe Price Small-Cap Value Fund--
Advisor Class                          12/31/01    $21.02       $25.32       151,942
                                       12/31/00     20.52*       21.02        16,331

Wilshire Small Company Value
Portfolio                              12/31/01    $13.72       $15.88        80,507
                                       12/31/00     12.31*       13.72         5,138

Horace Mann International Equity
Fund                                   12/31/01    $14.39       $10.47     2,935,800
                                       12/31/00     17.67        14.39     2,650,938
                                       12/31/99     11.72        17.67     1,187,606
                                       12/31/98      9.98        11.72       696,337
                                       12/31/97      9.74         9.98       464,676

Fidelity VIP Overseas Portfolio        12/31/01    $19.91       $15.50       209,742
                                       12/31/00     23.13*       19.91        70,810

Horace Mann Balanced Fund              12/31/01    $17.36       $17.39    16,254,478
                                       12/31/00     17.41        17.36    17,553,416
                                       12/31/99     17.83        17.41    22,621,955
                                       12/31/98     16.78        17.83    23,286,358
                                       12/31/97     14.28        16.78    22,095,620
                                       12/31/96     12.22        14.28    20,098,949
                                       12/31/95      9.75        12.22    17,804,536
                                       12/31/94      9.97         9.75    15,666,817
                                       12/31/93      8.75         9.97    12,523,123
                                       12/31/92      8.18         8.75     9,923,804

                                            Accumulation Accumulation   # Units
                                             Unit Value   Unit Value  Outstanding
                                    Year    Beginning of    End of      End of
Subaccount                          Ended      Period       Period      Period
----------                         -------- ------------ ------------ -----------
Horace Mann Income Fund            12/31/01    $13.27       $14.29       936,292
                                   12/31/00     12.34        13.27       827,539
                                   12/31/99     12.70        12.34     1,034,296
                                   12/31/98     11.90        12.70     1,060,399
                                   12/31/97     11.02        11.90       784,296
                                   12/31/96     10.78        11.02       942,068
                                   12/31/95      9.49        10.78       938,069
                                   12/31/94      9.85         9.49       945,569
                                   12/31/93      9.23         9.85       921,322
                                   12/31/92      8.73         9.23       794,155

Horace Mann Short-Term Investment
Fund                               12/31/01    $10.42       $10.83       237,129
                                   12/31/00      9.97        10.42       205,055
                                   12/31/99      9.64         9.97       132,903
                                   12/31/98      9.30         9.64       120,651
                                   12/31/97      8.97         9.30       122,530
                                   12/31/96      8.65         8.97       125,251
                                   12/31/95      8.34         8.65       110,931
                                   12/31/94      8.13         8.34       125,199
                                   12/31/93      8.03         8.13       132,076
                                   12/31/92      7.88         8.03       124,797

Fidelity VIP High Income Portfolio 12/31/01    $ 8.15       $ 7.09        57,319
                                   12/31/00      9.77*        8.15        32,064

Fidelity VIP Investment Grade Bond
Portfolio                          12/31/01    $12.54       $13.39       283,612
                                   12/31/00     11.98*       12.54        24,851

--------
   * Inception price on date subaccount was added to the Separate Account, as shown on page 14.



   Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).



   From time to time the Account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.




   All charges (except the annual maintenance charge) shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Account and
The Underlying Funds

Horace Mann Life Insurance Company
   Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

   HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account

   On October 9, 1965, HMLIC established the Account under Illinois law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amounts of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.



   The Account is divided into subaccounts. Horace Mann Life Insurance Company uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.


The Underlying Funds

   The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on the company website at www.horacemann.com in the "Retirement Planning/Financial Services" link.


The Contract(s)

Contract Owners' Rights
   A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

   To participate in a qualified plan, the contract owner may be required to forego certain rights granted by the contract and should refer to the provisions of his or her contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

   Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

   This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing the Contract
   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

   In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form.

   Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant. Sales commissions are paid by HMLIC. Sales commissions typically range from 0.25% to 6.75% of purchase payments received.

Purchase Payments
   Amount and Frequency of Purchase Payments--The minimum annual purchase payment under a flexible premium contract is $225. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $25. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. Under certain individual contracts and group plans the minimum may be reduced or waived. In addition, some individual contracts require a minimum purchase payment of $50,000, $100,000 or $250,000.

   The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequences--Contract Owners--Contributions."

   Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first valuation date following receipt of the request by the Home Office.


   Accumulation Units and Accumulation Unit Value--Purchase payments are credited on the basis of accumulation unit value. The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.



   Accumulation units are valued on each valuation date. The accumulation unit value for each subaccount was established on the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.



                                                       Accumulation
            Subaccount                          Date    Unit Value
            ----------                        -------- ------------
            J. P. Morgan U.S. Disciplined
              Equity Portfolio                09/05/00   $ 17.33
            Fidelity VIP Growth & Income
              Portfolio                       09/05/00     16.03
            Wilshire 5000 Index Portfolio
             (Institutional)                  05/01/00     11.19
             (Investment)                     09/05/00     12.23
            Fidelity VIP Index 500 Portfolio  09/05/00    171.04
            Fidelity VIP Growth Portfolio     09/05/00     53.82
            Alliance Premier Growth Portfolio 09/05/00     41.57
            Wilshire Large Company Growth
              Portfolio
             (Institutional)                  05/01/00     41.22
             (Investment)                     09/05/00     46.36
            Horace Mann Equity Fund           11/01/89      7.11


                                                      Accumulation
             Subaccount                        Date    Unit Value
             ----------                      -------- ------------
             Horace Mann Socially
               Responsible Fund              03/10/97     9.85
             Davis Value Portfolio           09/05/00    11.58
             Wilshire Large Company Value
               Portfolio                     09/05/00    19.91
             Fidelity VIP Mid Cap Portfolio  09/05/00    20.11
             Rainier Small/Mid Cap Equity
               Portfolio                     09/05/00    30.39
             Putnam VT Vista Fund            09/05/00    25.13
             Strong Mid Cap Growth Fund II   09/05/00    35.99
             Ariel Appreciation Fund         05/01/01    34.63
             Strong Opportunity Fund II      09/05/00    28.55
             T. Rowe Price Small-Cap Stock
               Fund--Advisor Class           09/05/00    26.99
             Neuberger Berman Genesis Fund
               Advisor Class                 09/05/00    15.84
             Horace Mann Small Cap Growth
               Fund                          03/10/97     9.59
             C.S. Small Cap Growth Portfolio 09/05/00    27.32
             Wilshire Small Company Growth
               Portfolio                     09/05/00    17.80
             Ariel Fund                      05/01/01    34.01
             T. Rowe Price Small-Cap Value
               Fund--Advisor Class           09/05/00    20.52
             Wilshire Small Company Value
               Portfolio                     09/05/00    12.31
             Horace Mann International
               Equity Fund                   03/10/97     9.74
             Fidelity VIP Overseas Portfolio 09/05/00    23.13
             Horace Mann Balanced Fund       11/01/89     6.71
             Horace Mann Income Fund         11/01/89     7.17
             Horace Mann Short-Term
               Investment Fund               11/01/89     6.99
             Fidelity VIP High Income
               Portfolio                     09/05/00     9.77
             Fidelity VIP Investment Grade
               Bond Portfolio                09/05/00    11.98


Transactions
   Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

   On Annuity Alternatives contracts, for transfers from the fixed portion of the contract into a subaccount, the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or

(2) the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

   A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling
(800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile
(FAX) transmissions of the request also will be accepted if sent to (217) 527-2307.

   Depending on the means used to request a transfer, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state the dollar amount, a whole percentage or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Dollar Cost Averaging--Dollar cost averaging is described as making regular scheduled purchases or transfers. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

   The transfers will begin on the first valuation date following receipt of the request in the Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.


   Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.


   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


   Rebalancing--Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semi-annually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the contract owner. You may request a rebalancing of your portfolio either once or on a periodic basis.


   For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

   Rebalancing will begin on the first valuation date following receipt of the request in the Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.

   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


   Changes to Purchase Payment Allocations--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the contract owner's name and contract number, and
(3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the contract or to one or more subaccounts must total 100%. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. Changes in allocation instructions are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Surrender or Withdrawal Before Commencement of Annuity Period--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

   A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information--Forms Availability."

   Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of a valid request at the Home Office.

   Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

   Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges."

   HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid. Under certain group plans the surrender charges may be reduced.

   Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

   Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

   The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

   If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


   If you request a partial withdrawal from your tax-deferred annuity contract
(TDA) using the hardship withdrawal regulations of the IRC, any periodic contributions you are making to the contract must be temporarily suspended for a period of twelve months. After the twelve-month period is completed, you may resume making contributions to your TDA contract.



   Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which a valid request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Account.


   Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

   If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses
   Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.


   The annual maintenance charge may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance charge ceases when income payments begin.


   The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.


   Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.



   The table below shows the mortality and expense risk fee based on the value of a contract at the time of issue. The fee will remain the same for the duration of the contract unless later changed by HMLIC.



                                               Mortality
                                                  and
                                                Expense
                       Contract value at issue Risk Fee
                       ----------------------- ---------
                          Less than $50,000...   1.25%
                          $50,000+*...........   1.15%
                          $100,000+*..........   1.05%
                          $250,000+*..........   0.95%


* HMLIC started selling these products on September 1, 1999 where state approvals have been received.

   Surrender Charges--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The products reflected below may not be available in all states.


                                 Flexible Premium
                          (based on cash value at issue)
                      --------------------------------------
                                                              Single
                            Under age 55 (age at issue)       Premium
             During   --------------------------------------  -------
            Contract   Under
              Year    $50,000 $50,000+* $100,000+* $250,000+*
           ---------- ------- --------- ---------- ----------
               1         8%       7%         6%         6%       5%
               2         7%       6%         5%         5%       4%
               3         6%       5%         5%         5%       3%
               4         4%       5%         5%         5%       2%
               5         2%       5%         5%         5%       1%
           Thereafter    0%       0%         0%         0%       0%

                              Age 55+ (age at issue)
                      --------------------------------------
               1        8%       7%         6%         6%
               2        7%       6%         5%         5%
               3        6%       5%         4%         4%
               4        4%       4%         3%         3%
               5        2%       3%         2%         2%
               6        0%       2%         1%         1%
               7        0%       1%         0%         0%
           Thereafter   0%       0%         0%         0%



   The above referenced products may not be available in all states. In those states where these products are not available the surrender charges will be:



                               During     Surrender
                            Contract Year  Charges
                            ------------- ---------
                                  1           8
                                  2           8
                                  3           6
                                  4           4
                                  5           2
                             Thereafter       0


* HMLIC started selling these products on September 1, 1999 where state approvals have been received.

   For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

   Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

   Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when purchase payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds
   If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Under some group plans and certain individual flexible premium products the death benefit may include an annual increase in value of 3% to 5% of premiums paid. Proof of death includes a certified death certificate and a completed claimant's statement.


   All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments--Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

   For all contracts issued in connection with this prospectus, except Roth IRAs, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.


   If the designated beneficiary is the contract owner's surviving spouse, income payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 70 1/2.


   If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Mandatory Minimum Distribution

   Qualified plans are subject to distribution requirements of the IRC. These requirements are amended from time to time. A distribution must occur each calendar year once a contract owner reaches age 70 1/2. The contract owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 70 1/2. Should the first payment be deferred, the contract owner must take two distributions in the calendar year following attainment of age 70 1/2.



   Generally, the amount of the mandatory minimum distribution depends on the contract value and the life expectancy of the contract owner and his or her beneficiary. Under mandatory minimum distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the contract owner and a designated beneficiary. To begin mandatory distributions the contract owner must contact the Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657.



   The Internal Revenue Service has indicated that a contract owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 70 1/2 distribution requirements. Also, 403(b) contract owners who have not separated from service can delay their distributions until after they separate from service (i.e., quit teaching).


   Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution from a 403(b) contract in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. Roth IRAs are not subject to Mandatory Distribution. See "Tax Consequences."

Income Payments

   The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual contracts if the contract owner selects a lifetime option the company will pay a bonus which equals a percentage of the amount placed on the settlement option. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we receive the request in the Home Office. Your purchase payment allocation(s) will be changed to the Fixed Account or Separate Account, depending on the payment option elected. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."


   In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual and annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options
   The following income payment options are available on a variable basis unless otherwise stated.

   Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

   Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

   Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

   Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.


   Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the annuitant reaches age 70 1/2, interest income payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. See "Mandatory Minimum Distribution." The annuitant may elect another income option at the end of any payment period, or, subject to IRC requirements, may withdraw the contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. This option is available on a fixed payment basis only.


   Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

   a) receive the proceeds in a lump sum, or

   b) leave the contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum Distribution," or

   c) elect any other option that HMLIC makes available.

Amount of Fixed and Variable Income Payments
   In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount within the contract by its respective accumulation unit value.

   Contract value may be more or less than the amount of net purchase payments allocated to the contract.

   Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the guaranteed income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a guaranteed fixed income payment. These payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

   Variable Income Payments--The amount of the first monthly variable income payment is determined from the guaranteed income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

   The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

   The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

   Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum. See your contract for additional information.

   Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts:


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      Strong Mid Cap Growth Fund II
      Ariel Appreciation Fund
      Strong Opportunity Fund II
      T. Rowe Price Small-Cap Stock Fund--Advisor Class
      Neuberger Berman Genesis Fund Advisor Class
      Horace Mann Small Cap Growth Fund

      C.S. Small Cap Growth Portfolio

      Wilshire Small Company Growth Portfolio
      Ariel Fund
      T. Rowe Price Small-Cap Value Fund--Advisor Class
      Wilshire Small Company Value Portfolio
      Horace Mann International Equity Fund
      Fidelity VIP Overseas Portfolio

      Horace Mann Short-Term Investment Fund

      Fidelity VIP High Income Portfolio
      Fidelity VIP Investment Grade Bond Portfolio

   The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current valuation date, plus any dividends or other distributions, by the net asset value of a share on the valuation date of the preceding valuation period, and multiplying this result by the investment multiplier.

Misstatement of Age
   If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract
   The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

   HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of those currently offered. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account

   The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. The contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.


Contract Owners
   Contributions--Under IRC Section 403(b), purchase payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate purchase payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the contract owner's account are not taxable until such amounts are distributed. If the contract is used for a tax-sheltered annuity described in IRC Section 403(b) or Simplified Employee Pension Plan described in IRC Section 408(k) ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.


   Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred purchase payments that may be made in a calendar year equal to the lesser of $11,000 or 100% of salary for 2002. Additional amounts may be contributed if the contract owner is 50 or older or if the contract owner has 15 years of service with his or her current employer as long as the past contributions meet certain requirements. Starting in 2002, contributions to a 457 plan do not affect the amount of contributions that can be made to a 403(b) plan.



   If the contract is used as a traditional IRA, subject to certain limitations, all or a portion of the contribution up to $3,000 ($6,000 including a spouse) may be deducted from gross income. The same contribution limits apply to the Roth IRA, however, it is funded with after-tax dollars. The maximum annual contribution for all IRAs (including Roth IRAs) is $3,000. For IRAs an additional $500 can be contributed for individuals who have are age 50 or older as of 2002.



   Contributions to a Simplified Employee Pension Plan contract generally may not exceed 25% of compensation or $40,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the contract owner on purchase payments and investment earnings of a contract purchased for a qualified plan or a deductible IRA.


   Distributions Under Qualified Contracts--Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

   Distributions may be paid only:

      (1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or

      (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited (IRC 403(b)(11)(B)).

   The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract--Mandatory Minimum Distribution."


   If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be transferred or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. Distributions from an IRC Section 403(b) contract may be rolled over/transferred to another IRC Section 403(b) contract, to an IRA or to another qualified account. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) contract. Roth IRAs can only accept rollover money from a traditional IRA or another Roth.


   Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity contracts or plans qualified under IRC Section 403 with the exception of the following:

      (1) eligible rollover distributions made directly to another trustee,

      (2) periodic payments received over the contract owner's lifetime,

      (3) periodic payments received under the minimum required distribution rules, or

      (4) periodic payments received over a period of ten years or more.

   The contract owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the contract owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

   All distributions, with the exception of a return of nondeductible employee contributions and certain Roth distributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once income payments begin, any nondeductible contributions are recovered tax-free as a portion of each income payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

   For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the contract owner elects not to have federal income tax withheld. After an election is made with respect to income payments, a contract owner may revoke the election at any time. HMLIC will notify the contract owner at least annually of his or her right to revoke the election. Contract owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the contract owner is an individual, the TIN is his or her Social Security number.

   If the designated beneficiary is not the contract owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the contract owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the contract owner.


   Penalty Tax--Distributions to a contract owner under a qualified plan or traditional IRA are subject to a 10% penalty tax unless the distributions are received:


      (1) on or after age 59 1/2,

      (2) on account of death,

      (3) on account of disability, as defined in IRC Section 72(m)(7),

      (4) pursuant to a qualified domestic relations order, as defined in IRC 414(p),

      (5) for deductible medical expenses in excess of 7 1/2% of adjusted gross income,

      (6) on account of separation from service after age 55,


      (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the contract owner, or the lives or a period not exceeding the joint life expectancy of the contract owner and a designated beneficiary, or



      (8) when used for qualified higher education expenses of the owner, spouse, children or grandchildren.



      Distributions under a Roth IRA are not subject to the 10% penalty if:


      The contract has been in force for five years; and

      The annuitant has attained age 59 1/2; or

      Used to purchase a first home not to exceed $10,000 (as adjusted by the IRC); or

      The annuitant becomes disabled as defined in IRC Section 72(m)(7); or

      Used for qualified higher education expenses of the owner, spouse, children or grandchildren; or

      The distribution is made after the death of the annuitant.

   The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights



   Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

   The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting fund shares.

Other Information

   Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

   Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This

Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

   Communications to Contract Owners--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

   HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

   Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

   Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

   NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

Additional Information

   A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                              Page
-----                              ----
General Information and History...  2
Investment Experience.............  2
Underwriter.......................  3
Financial Statements..............  4


   To receive, without charge, a copy of the 2001 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


       Horace Mann Life Insurance Company
       P.O. Box 4657
       Springfield, Illinois 62708-4657

 Please provide free of charge the following information:


               - 2001 Annual Report of the Horace Mann Mutual
                 Funds and the Horace Mann Life Insurance
                 Company Separate Account.

               - Statement of Additional Information dated May 1,
                 2002 for the Horace Mann Life Insurance Company
                 Separate Account.


    Please mail the above documents to:

    ___________________________________________________________________________
    (Name)
    ___________________________________________________________________________
    (Address)
    ___________________________________________________________________________
    (City/State/Zip)

Appendix A

The Underlying Funds

   The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds
   The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.


   The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.


   The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.


   The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.


   The primary investment objective of the Horace Mann Short-Term Investment Fund ("Horace Mann Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.


   The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.



   The primary investment objective of the Horace Mann International Equity Fund is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. "Oechsle" International Advisors serves as the investment subadviser to the International Equity Fund.



   The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgement meet the following criteria:


    1. Do not produce tobacco products;

    2. Do not produce alcoholic beverages;

    3. Do not own and/or operate casinos or manufacture gaming devices;

    4. Do not produce pornographic materials;

    5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

    6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

    7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.


   Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Alliance Capital Management LP, serves as the investment subadviser to the Socially Responsible Fund.


Alliance
   The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Ariel Mutual Funds
   The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of medium-sized companies with market capitalizations between $1 billion and $10 billion at the time of investment. Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

   The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of small companies with a market capitalization under $2 billion at the time of investment. Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

   The Ariel Appreciation Fund and the Ariel Fund are each advised by Ariel Capital Management, Inc. Ariel believes that socially responsible ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intervention.


Credit Suisse


   The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2001, the market capitalization of the companies in the Russell 2000 Index ranged from $2.79 million to $2.96 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse and is advised by Credit Suisse Asset Management, LLC.


Davis
   Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


Fidelity Investments

   The investment objective of the Fidelity VIP Growth Portfolio is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.


   The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 80% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.


   The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

J.P. Morgan

   The investment objective of the JPMorgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests at least 80% of the value of its assets in equity investments in large and medium-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight sectors. The JPMorgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.


Neuberger Berman
   The investment objective of Neuberger Berman Genesis Fund Advisor Class is to invest mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

Putnam
   The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Rainier
   The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily in the common stocks of smaller U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Portfolio normally will invest at least 65% of its total assets in equity securities of companies with small and medium-size capitalizations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Strong

   The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value"--the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the fund may also invest in foreign securities. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.



   The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. Rowe Price
   The investment objective of the T. Rowe Price Small-Cap Value Fund--Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less. The T. Rowe Price Small-Cap Value Fund--Advisor Class is advised by T. Rowe Price Associates.

   The investment objective of the T. Rowe Price Small-Cap Stock Fund--Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. To achieve this result the fund invests at least 65% of its total assets in stocks and equity-related securities of small companies. A small company is defined as having a market capitalization that falls within the range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund--Advisor Class is advised by T. Rowe Price Associates.





Wilshire Target Funds, Inc.
   Wilshire Target Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

   The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

   The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

Administrator: Horace Mann Investors, Inc.

   HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds (the "Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

   For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

              Prospectus

              Non-qualified variable tax deferred annuity contracts Prospectus

              Horace Mann Life Insurance Company
              Separate Account for Annuity Alternatives Contracts


                      May 1, 2002

Non-Qualified Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company Separate Account
Single Premium Contracts for Individuals Flexible
Premium Contracts for Individuals and Groups

   This prospectus offers combination fixed and variable, non-qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:


           Large Company Stock Funds
               Large Blend
                  JPMorgan U.S. Disciplined Equity Portfolio
                  Fidelity VIP Growth & Income Portfolio SC 2
                  Fidelity VIP Index 500 Portfolio SC 2
               Large Growth
                  Fidelity VIP Growth Portfolio SC 2
                  Alliance Premier Growth Portfolio
               Large Value
                  Horace Mann Equity Fund
                  Horace Mann Socially Responsible Fund
                  Davis Value Portfolio

           Mid-Size Company Stock Funds
               Mid Blend
                  Fidelity VIP Mid Cap Portfolio SC 2
               Mid Growth
                  Putnam VT Vista Fund (IB Shares)
                  Strong Mid Cap Growth Fund II
               Mid Value
                  Strong Opportunity Fund II




             Small Company Stock Funds
                 Small Growth
                     Horace Mann Small Cap Growth Fund
                     Credit Suisse Small Cap Growth Portfolio

             International Stock Funds
                     Horace Mann International Equity Fund
                     Fidelity VIP Overseas Portfolio SC 2

             Balanced Fund
                     Horace Mann Balanced Fund

             Bond Funds
                     Horace Mann Income Fund
                     Horace Mann Short-Term Investment Fund
                     Fidelity VIP High Income Portfolio SC 2
                     Fidelity VIP Investment Grade Bond
                        Portfolio SC 2




   This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2002. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 19 of this Prospectus.



   The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the Securities and Exchange Commission.


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
       THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



                  The date of this Prospectus is May 1, 2002.

Table of Contents
--------------------------------------------------------------------------------


                                                                      Page
                                                                      ----
     Definitions.....................................................   3
     Summary.........................................................   4
     Condensed Financial Information.................................   9
     Horace Mann Life Insurance Company, The Account and The
       Underlying Mutual Funds.......................................  12
        Horace Mann Life Insurance Company...........................  12
        The Account..................................................  12
        The Underlying Funds.........................................  12
     The Contract....................................................  12
        Contract Owners' Rights......................................  12
        Purchasing the Contract......................................  12
        Purchase Payments............................................  12
            Amount and Frequency of Purchase Payments................  12
            Allocation of Purchase Payments..........................  13
            Accumulation Units and Accumulation Unit Value...........  13
        Transactions.................................................  13
            Transfers................................................  13
            Dollar Cost Averaging....................................  13
            Rebalancing..............................................  14
            Changes to Purchase Payment Allocations..................  14
            Surrender or Withdrawal Before Commencement of
              Annuity Period.........................................  14
            Deferment................................................  15
            Confirmations............................................  15
        Deductions and Expenses......................................  15
            Annual Maintenance Charge................................  15
            Mortality and Expense Risk Fee...........................  15
            Surrender Charges........................................  15
            Operating Expenses of the Underlying Funds...............  15
            Premium Taxes............................................  16
        Death Benefit Proceeds.......................................  16
        Income Payments..............................................  16
            Income Payment Options...................................  16
            Amount of Fixed and Variable Income Payments.............  17
        Misstatement of Age..........................................  18
        Modification of the Contract.................................  18
     Tax Consequences................................................  18
        Separate Account.............................................  18
        Contract Owners..............................................  18
            Contributions............................................  18
            Distributions Under Non-Qualified Contracts..............  18
            Penalty Tax..............................................  19
     Voting Rights...................................................  19
     Other Information...............................................  19
     Additional Information..........................................  19
     Appendix A......................................................  21


   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions
--------------------------------------------------------------------------------
   Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann
Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

   Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

   Accumulation Unit Value: The value of an accumulation unit on any valuation date.

   Annuitant: The recipient of income payments.

   Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

   Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

   Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

   Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

   Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

   Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

   Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

   Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

   Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

   Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

   Participant: A person to whom a certificate showing participation under a group contract has been issued.

   Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding Underlying Fund.

   Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

   Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Horace Mann Life Insurance Company Separate Account.

   Valuation Date: The valuation date ends at 3:00 p.m. central standard time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2002 no valuations are made for the day after Thanksgiving or July 5th.

   Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary
--------------------------------------------------------------------------------


   This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the contract.


   Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund's Statement of Additional Information.


   The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

What is "the Separate Account"?

   The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.


Who may purchase a Horace Mann Annuity offered by this Prospectus?
   Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?
   The minimum annual purchase payment under a flexible premium contract during any contract year is $1,200 if deposited using payroll deduction or electronic funds transfer, otherwise the minimum is $2,000. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year.

What are my investment choices?
   You may have money allocated to or invested in no more than 24 subaccounts at any one time.

   (a) Separate Account

   Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
    Large Blend

      JPMorgan U.S. Disciplined Equity Portfolio


      Fidelity VIP Growth & Income Portfolio SC 2


      Fidelity VIP Index 500 Portfolio SC 2

    Large Growth



      Fidelity VIP Growth Portfolio SC 2

      Alliance Premier Growth Portfolio
    Large Value
      Horace Mann Equity Fund
      Horace Mann Socially Responsible Fund
      Davis Value Portfolio

Mid-Size Company Stock Funds
    Mid Blend

      Fidelity VIP Mid Cap Portfolio SC 2

    Mid Growth
      Putnam VT Vista Fund (IB Shares)
      Strong Mid Cap Growth Fund II
    Mid Value
      Strong Opportunity Fund II

Small Company Stock Funds
    Small Growth
      Horace Mann Small Cap Growth Fund

      Credit Suisse Small Cap Growth Portfolio




International Stock Funds
      Horace Mann International Equity Fund

      Fidelity VIP Overseas Portfolio SC 2


Balanced Fund
      Horace Mann Balanced Fund

Bond Funds
      Horace Mann Income Fund

      Horace Mann Short-Term Investment Fund


      Fidelity VIP High Income Portfolio SC 2


      Fidelity VIP Investment Grade Bond Portfolio SC 2


   (b) Fixed Account (See the Contract)

   At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For full details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the contract value before the Maturity Date?
   Unless restricted by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."

What are the charges or deductions?

   Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.



   A mortality and expense risk fee (M&E Fee), is deducted from the Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Account.


   A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived.


   No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five contract years depending on the contract you purchase. The charge in the first contract year on flexible premium contracts is 8% and on a single payment contract the charge is 5%. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchase payments to the subaccount(s). See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."


What are the federal income tax consequences of investing in this contract?
   The IRC provides penalties for premature distributions under various investment plans. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?

   Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the Account, less any taxes, if applicable, will be refunded.



When can I begin receiving income Payments, and what options are available?

   Payments will begin on the maturity date set by the terms of your contract. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.


   Income Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:


   Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses
--------------------------------------------------------------------------------


   The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the Account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.


Horace Mann Life Insurance Company Separate Account

Contract Owner Transaction Expenses:/(1)/
Maximum Surrender Charge as a percentage of amount surrendered/(2)/
   --for Single Payment Contracts.......................................... 5.00%
   --for Flexible Premium Contracts........................................ 8.00%

Annual Maintenance Charge/(3)/.............................................  $25
Separate Account annual expenses, as a percentage of average account value:
   Mortality Risk.......................................................... 0.45%
   Expense Risk............................................................ 0.80%
Total Separate Account M&E Fee............................................. 1.25%


Underlying Funds

   Annual Operating Expenses of the Underlying Funds, as a percentage of average daily net assets, as of 12/31/01 unless otherwise noted:



                                                                                                  Total Fund
                                                      Management Fee 12b-1 fees Other Expenses Operating Expense
                                                      -------------- ---------- -------------- -----------------
Large Company Stock Funds
 Large Blend
   JPMorgan U.S. Disciplined Equity Portfolio........      0.35%                     0.50%           0.85%
   Fidelity VIP Growth & Income Portfolio SC 2/(6)/..      0.48%        0.25%        0.11%           0.84%
   Fidelity VIP Index 500 Portfolio SC 2/(6B)/.......      0.24%        0.25%        0.12%           0.61%
 Large Growth
   Fidelity VIP Growth Portfolio SC 2/(6)/...........      0.58%        0.25%        0.10%           0.93%
   Alliance Premier Growth Portfolio.................      1.00%        0.25%        0.04%           1.29%
 Large Value
   Horace Mann Equity Fund/(4)(5)/...................      0.64%                     0.19%           0.83%
   Horace Mann Socially Responsible Fund/(4)(5)/.....      0.94%                     0.23%           1.17%
   Davis Value Portfolio/(8)/........................      0.75%                     0.12%           0.87%
Mid-Size Company Stock Funds
 Mid Blend
   Fidelity VIP Mid Cap Portfolio SC 2/(6)/..........      0.58%        0.25%        0.11%           0.94%
 Mid Growth
   Putnam VT Vista Fund (IB Shares)..................      0.61%        0.25%        0.06%           0.92%
   Strong Mid Cap Growth Fund II/(7)/................      0.75%                     0.44%           1.19%
 Mid Value
   Strong Opportunity Fund II/(7)/...................      0.75%                     0.35%           1.10%
Small Company Stock Funds
 Small Growth
   Horace Mann Small Cap Growth Fund/(4)(5)/.........      1.39%                     0.32%           1.71%
   C.S. Small Cap Growth Portfolio...................      0.90%                     0.22%           1.12%
International Stock Funds
   Horace Mann International Equity Fund/(4)(5)/.....      1.09%                     0.43%           1.52%
   Fidelity VIP Overseas Portfolio SC 2/(6)/.........      0.73%        0.25%        0.20%           1.18%
Balanced Fund
   Horace Mann Balanced Fund/(4)(5)/.................      0.00%                     0.05%           0.05%
Bond Funds
   Horace Mann Income Fund/(4)(5)/...................      0.64%                     0.23%           0.87%
   Horace Mann Short-Term Investment Fund/(4)(5)/....      0.37%                     0.98%           0.35%
   Fidelity VIP High Income Portfolio SC 2...........      0.58%        0.25%        0.15%           0.98%
   Fidelity VIP Investment Grade Bond Portfolio SC 2.      0.43%        0.25%        0.14%           0.82%

/(1)/ Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.


/(2)/ In some cases, the surrender charge does not apply. See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

/(3)/ The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge or the dollar value for the waiver may be reduced or eliminated on certain individual contracts and group plans.


/(4)/ The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 2001. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Mutual Funds part of the commissions paid (Commission Credits). HM Investors voluntarily waived a portion of its Management Fee on the Short-Term Investment Fund and subsidized specific expenses for certain funds during 2001. The Funds' advisor, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2001 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.17% and 0.81% for the Equity Fund; 0.00%, 0.05% and 0.05% for
the Balanced Fund; 0.64%, 0.21% and 0.85% for the Income Fund; 0.37%, 0.35% and 0.72% for the Short-Term Investment Fund; 1.39%, 0.32% and 1.71% for the Small Cap Fund; 1.09%, 0.42% and 1.51% for the International Fund; and 0.94%, 0.23% and 1.17% for the Socially Responsible Fund.


/(5)/ The "Management Fees" include both the advisory fee payable to Wilshire Associates Incorporated and the administration fee payable to HM Investors for the Horace Mann Mutual Funds.


/(6)/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.





/(6B)/ The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.53% respectively.



/(7)/ On the Strong Opportunity Fund II, the Fund's advisor is currently absorbing expenses of 0.25%. On the Strong Mid Cap Growth Fund II, the Fund's advisor is currently absorbing expenses of 0.17%. With these absorptions, the expense ratio would be 1.19%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders.



/(8)/ Davis Selected Advisers, L.P. has agreed to cap the Portfolio's total expenses at 1.00% until May 1, 2003. With this agreement the Management Fee would be 0.75%, the Other Expenses would be 0.25% and the Total Expenses would not exceed 1.00%.



/(9)/ The Horace Mann Balanced Fund is considered to be a Fund of Funds. The expenses shown do not include the expenses of the Equity or Income Funds. When considering a purchase you should take the expenses of these funds into consideration prior to purchasing shares of the Balanced Fund.

Example
--------------------------------------------------------------------------------


   The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 2001 calendar year and assume that all fee waivers and reimbursements continue for the time periods shown. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.



                                                         If you surrender your     If you do not surrender
                                                            Flexible Premium        your Flexible Premium
                                                       Contract at the end of the Contract at the end of the
                                                         applicable time period     applicable time period
                                                       -------------------------- --------------------------
                                                       1 yr    3 yrs 5 yrs 10 yrs 1 yr    3 yrs 5 yrs 10 yrs
                                                       ----    ----- ----- ------ ----    ----- ----- ------
Large Company Stock Funds
Large Blend
J.P. Morgan U.S. Disciplined Equity Portfolio......... 105      134   141   254    22      69    118   254
Fidelity VIP Growth & Income Portfolio................ 105      134   141   253    22      69    118   253
Fidelity VIP Index 500 Portfolio...................... 102      127   129   230    20      62    106   230
Large Growth
Fidelity VIP Growth Portfolio......................... 105      137   145   263    23      72    123   263
Alliance Premier Growth Portfolio..................... 109      147   163   298    27      82    141   298
Large Value
Horace Mann Equity Fund............................... 104      134   140   252    22      69    117   252
Horace Mann Socially Responsible Fund................. 108      143   157   287    26      77    135   287
Davis Value Portfolio................................. 105      135   142   256    23      70    119   256
Mid-Size Company Stock Funds
Mid Blend
Fidelity VIP Mid Cap Portfolio........................ 105      137   146   264    23      72    123   264
Mid Growth
Putnam VT Vista Fund.................................. 105      136   145   262    23      71    122   262
Strong Mid Cap Growth Fund II......................... 108      144   158   289    26      79    136   289
Mid Value
Strong Opportunity Fund II............................ 107      141   154   280    25      77    131   280
Small Company Stock Funds
Small Growth
Horace Mann Small Cap Growth Fund..................... 113      158   183   338    31      95    161   338
C.S. Small Cap Growth Portfolio....................... 107      142   155   282    25      77    132   282
International Stock Funds
Horace Mann International Equity Fund................. 111      153   174   320    29      89    152   320
Fidelity VIP Overseas Portfolio....................... 108      144   158   288    26      79    135   288
Balanced Fund
Horace Mann Balanced Fund.............................  97      111   101   169    14      45     77   169
Bond Funds
Horace Mann Income Fund............................... 105      135   142   256    23      70    119   256
Horace Mann Short-Term Investment Fund................ 109      148   166   304    27      84    143   304
Fidelity VIP High Income Portfolio.................... 106      138   148   268    24      73    125   268
Fidelity VIP Investment Grade Bond Portfolio.......... 104      133   140   251    22      68    117   251


                                                         If you surrender your     If you do not surrender
                                                             Single Premium          your Single Premium
                                                       Contract at the end of the Contract at the end of the
                                                         applicable time period     applicable time period
                                                       -------------------------- --------------------------
                                                       1 yr    3 yrs 5 yrs 10 yrs 1 yr    3 yrs 5 yrs 10 yrs
                                                       ----    ----- ----- ------ ----    ----- ----- ------
Large Company Stock Funds
Large Blend
J.P. Morgan U.S. Disciplined Equity Portfolio.........  74      102   130   254    22      69    118   254
Fidelity VIP Growth & Income Portfolio................  74      101   129   253    22      69    118   253
Fidelity VIP Index 500 Portfolio......................  72       95   118   230    20      62    106   230
Large Growth
Fidelity VIP Growth Portfolio.........................  75      104   134   263    23      72    123   263
Alliance Premier Growth Portfolio.....................  78      114   152   298    27      82    141   298
Large Value
Horace Mann Equity Fund...............................  74      101   129   252    22      69    117   252
Horace Mann Socially Responsible Fund.................  77      111   146   287    26      79    135   287
Davis Value Portfolio.................................  74      102   131   256    23      70    119   256
Mid-Size Company Stock Funds
Mid Blend
Fidelity VIP Mid Cap Portfolio........................  75      104   134   264    23      72    123   264
Mid Growth
Putnam VT Vista Fund..................................  74      104   133   262    23      71    122   262
Strong Mid Cap Growth Fund II.........................  77      112   147   289    26      79    136   289
Mid Value
Strong Opportunity Fund II............................  76      109   142   280    25      77    131   280
Small Company Stock Funds
Small Growth
Horace Mann Small Cap Growth Fund.....................  82      127   172   338    31      95    161   338
C.S. Small Cap Growth Portfolio.......................  76      110   143   282    25      77    132   282
International Stock Funds
Horace Mann International Equity Fund.................  80      121   163   320    29      89    152   320
Fidelity VIP Overseas Portfolio.......................  77      111   146   288    26      79    135   288
Balanced Fund
Horace Mann Balanced Fund.............................  66       78    89   169    14      45     77   169
Bond Funds
Horace Mann Income Fund...............................  74      102   131   256    23      70    119   256
Horace Mann Short-Term Investment Fund................  79      116   155   304    27      84    143   304
Fidelity VIP High Income Portfolio....................  75      106   136   268    24      73    125   268
Fidelity VIP Investment Grade Bond Portfolio..........  74      101   128   251    22      68    117   251


   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

Condensed Financial Information
--------------------------------------------------------------------------------

   The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The other Underlying Funds were added to the Separate Account on August 9, 2000.


                                                       Accumulation Accumulation   # Units
                                                        Unit Value   Unit Value  Outstanding
                                               Year    Beginning of    End of      End of
Subaccount                                     Ended      Period       Period      Period
----------                                    -------- ------------ ------------ -----------

J.P. Morgan U.S. Disciplined Equity Portfolio 12/31/01   $ 14.90      $ 12.97       431,258
                                              12/31/00     17.33*       14.90       123,796

Fidelity VIP Growth & Income Portfolio        12/31/01   $ 15.20      $ 13.67       230,640
                                              12/31/00     16.03*       15.20        53,980

Fidelity VIP Index 500 Portfolio              12/31/01   $148.95      $128.86        93,943
                                              12/31/00    171.04*      148.95        32,999

Fidelity VIP Growth Portfolio SC 2            12/31/01   $ 43.48      $ 35.28       404,152
                                              12/31/00     53.82*       43.48       161,937

Alliance Premier Growth Portfolio             12/31/01   $ 31.81      $ 25.94       357,364
                                              12/31/00     41.57*       31.81       130,232

Horace Mann Equity Fund                       12/31/01   $ 20.82      $ 19.70    17,361,722
                                              12/31/00     22.10        20.82    18,713,068
                                              12/31/99     22.97        22.10    23,693,305
                                              12/31/98     21.62        22.97    24,141,182
                                              12/31/97     17.74        21.62    21,736,131
                                              12/31/96     14.33        17.74    18,086,814
                                              12/31/95     10.88        14.33    14,363,155
                                              12/31/94     11.03        10.88    12,072,982
                                              12/31/93      9.32        11.03     9,489,678
                                              12/31/92      8.62         9.32     8,041,878

Horace Mann Socially Responsible Fund         12/31/01   $ 14.96      $ 13.70     4,970,814
                                              12/31/00     13.92        14.96     4,767,452
                                              12/31/99     13.00        13.92     3,893,389
                                              12/31/98     12.00        13.00     2,430,089
                                              12/31/97      9.85        12.00       698,226

Davis Value Portfolio                         12/31/01   $ 11.08      $  9.80       333,527
                                              12/31/00     11.58*       11.08       134,363

Fidelity VIP Mid Cap Portfolio SC 2           12/31/01   $ 20.25      $ 19.31       551,984
                                              12/31/00     20.11*       20.25       231,555

Putnam VT Vista Fund (IB Shares)              12/31/01     19.52      $ 12.82       326,406
                                              12/31/00     25.13*       19.52       146,933

Strong Mid Cap Growth Fund II                 12/31/01   $ 25.76      $ 17.61       279,260
                                              12/31/00     35.99*       25.76       131,868

Strong Opportunity Fund II                    12/31/01   $ 27.60      $ 26.24       169,801
                                              12/31/00     28.55*       27.60        47,165

Horace Mann Small Cap Growth Fund             12/31/01   $ 17.54      $ 12.16     4,399,005
                                              12/31/00     19.92        17.54     4,284,826
                                              12/31/99     11.61        19.92     2,619,220
                                              12/31/98     11.10        11.61     2,103,641
                                              12/31/97      9.59        11.10     1,284,537

                                                 Accumulation Accumulation   # Units
                                                  Unit Value   Unit Value  Outstanding
                                         Year    Beginning of    End of      End of
Subaccount                               Ended      Period       Period      Period
----------                              -------- ------------ ------------ -----------

C.S. Small Cap Growth Portfolio         12/31/01    $21.37       $17.73       165,082
                                        12/31/00     27.32*       21.37        76,760

Horace Mann International Equity Fund   12/31/01    $14.39       $10.47     2,935,800
                                        12/31/00     17.67        14.39     2,650,938
                                        12/31/99     11.72        17.67     1,187,606
                                        12/31/98      9.98        11.72       696,337
                                        12/31/97      9.74         9.98       464,676

Fidelity VIP Overseas Portfolio SC 2    12/31/01    $19.91       $15.50       209,742
                                        12/31/00     23.13*       19.91        70,810

Horace Mann Balanced Fund               12/31/01    $17.36       $17.39    16,254,478
                                        12/31/00     17.41        17.36    17,553,416
                                        12/31/99     17.83        17.41    22,621,955
                                        12/31/98     16.78        17.83    23,286,358
                                        12/31/97     14.28        16.78    22,095,620
                                        12/31/96     12.22        14.28    20,098,949
                                        12/31/95      9.75        12.22    17,804,536
                                        12/31/94      9.97         9.75    15,666,817
                                        12/31/93      8.75         9.97    12,523,123
                                        12/31/92      8.18         8.75     9,923,804

Horace Mann Income Fund                 12/31/01    $13.27       $14.29       936,292
                                        12/31/00     12.34        13.27       827,539
                                        12/31/99     12.70        12.34     1,034,296
                                        12/31/98     11.90        12.70     1,060,399
                                        12/31/97     11.02        11.90       784,296
                                        12/31/96     10.78        11.02       942,068
                                        12/31/95      9.49        10.78       938,069
                                        12/31/94      9.85         9.49       945,569
                                        12/31/93      9.23         9.85       921,322
                                        12/31/92      8.73         9.23       794,155

Horace Mann Short-Term Investment Fund  12/31/01    $10.42       $10.83       237,129
                                        12/31/00      9.97        10.42       205,055
                                        12/31/99      9.64         9.97       132,903
                                        12/31/98      9.30         9.64       120,651
                                        12/31/97      8.97         9.30       122,530
                                        12/31/96      8.65         8.97       125,251
                                        12/31/95      8.34         8.65       110,931
                                        12/31/94      8.13         8.34       125,199
                                        12/31/93      8.03         8.13       132,076
                                        12/31/92      7.88         8.03       124,797

Fidelity VIP High Income Portfolio SC 2 12/31/01    $ 8.15       $ 7.09        57,319
                                        12/31/00      9.77*        8.15        32,064

Fidelity VIP Investment Grade Bond
Portfolio SC 2                          12/31/01    $12.54       $13.39       283,612
                                        12/31/00     11.98*       12.54        24,851

--------

* Inception price on date subaccount was added to the Separate Account, as shown on page 13.

   Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).


   From time to time the Account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.


   All charges (except the annual maintenance charge) shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Account and
The Underlying Mutual Funds

Horace Mann Life Insurance Company
   Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

   HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account

   On October 9, 1965, HMLIC established the Account under Illinois law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amounts of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.



   The Account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.


The Underlying Funds

   The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on the company website at www.horacemann.com in the "Retirement Planning/Financial Services" link.


The Contract

Contract Owners' Rights
   A Contract may be issued on a non-qualified basis. Non-qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

   Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

   This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing The Contract
   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

   In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

   Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

   Sales commissions are paid by HMLIC. Sales commissions typically range from 0.25% to 6.75% of purchase payments received.

Purchase Payments
   Amount and Frequency of Purchase Payments--The minimum annual purchase payment under flexible premium contracts is $1,200 if the deposits are sent by payroll deduction or electronic funds transfer; otherwise the minimum is $2,000. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $100. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. In certain individual and group contracts these minimums may be lowered.

   Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first valuation date following receipt of the request by the Home Office.


   Accumulation Units and Accumulation Unit Value--Purchase payments are credited on the basis of accumulation unit value. The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.



   Accumulation units are valued on each valuation date. The accumulation unit value for each subaccount was established on the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income, and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.



                                                               Accumulation
    Subaccount                                          Date    Unit Value
    ----------                                        -------- ------------
    JPMorgan U.S. Disciplined Equity Portfolio....... 09/05/00   $ 17.33
    Fidelity VIP Growth and Income Portfolio......... 09/05/00     16.03
    Fidelity VIP Index 500 Portfolio................. 09/05/00    171.04
    Fidelity VIP Growth Portfolio.................... 09/05/00     53.82
    Alliance Premier Growth Portfolio................ 09/05/00     41.57
    Horace Mann Equity Fund.......................... 11/01/89      7.11
    Horace Mann Socially Responsible Fund............ 03/10/97      9.85
    Davis Value Portfolio............................ 09/05/00     11.58
    Fidelity VIP Mid Cap Portfolio................... 09/05/00     20.11
    Putnam VT Vista Fund............................. 09/05/00     25.13
    Strong Mid Cap Growth Fund II.................... 09/05/00     35.99
    Strong Opportunity Fund II....................... 09/05/00     28.55
    Horace Mann Small Cap Growth Fund................ 03/10/97      9.59
    C.S. Small Cap Growth Portfolio.................. 09/05/00     27.32
    Horace Mann International Equity Fund............ 03/10/97      9.74
    Fidelity VIP Overseas Portfolio.................. 09/05/00     23.13
    Horace Mann Balanced Fund........................ 11/01/89      6.71
    Horace Mann Income Fund.......................... 11/01/89      7.17
    Horace Mann Short-Term...........................
    Investment Fund.................................. 11/01/89      6.99
    Fidelity VIP High Income Portfolio............... 09/05/00      9.77
    Fidelity VIP Investment Grade Bond Portfolio..... 09/05/00     11.98


Transactions
   Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

   On Annuity Alternatives contracts, for transfers from the fixed portion of the contract into a subaccount, the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

   A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a transfer, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state the dollar amount, a whole percentage or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Dollar Cost Averaging--Dollar cost averaging is described as making regular scheduled purchases or transfers. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

   The transfers will begin on the first valuation date following receipt of the request in the Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.


   Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.


   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


   Rebalancing--Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semi-annually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the contract owner. You may request a rebalancing of your portfolio either once or on a periodic basis.


   For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

   Rebalancing will begin on the first valuation date following receipt of the request in the Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify the Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section.

   All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


   Changes to Purchase Payment Allocations--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing the company website at www.horacemann.com and looking in the "Retirement Planning/Financial Services" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the contract owner, or for telephone and company website transactions, be made by the contract owner, (2) include the contract owner's name and contract number, and
(3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the contract or to one or more subaccounts must total 100%. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. Changes in allocation instructions are effective on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."


   Surrender or Withdrawal Before Commencement of Annuity Period--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

   A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information--Forms Availability."

   Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of a valid request at the Home Office.

   Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

   Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges".

   HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid.

   Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

   Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

   The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

   If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


   Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which a valid request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Account.


   Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

   If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll free).

Deductions and Expenses
   Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.


   The annual maintenance charge may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance charge ceases when income payments begin.


   The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.


   Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.


   Surrender Charges--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.


                        During Contract Flexible Single
                             Year       Premium  Premium
                             ----       -------- -------
                             1             8%       5%
                             2             7%       4%
                             3             6%       3%
                             4             4%       2%
                             5             2%       1%
                          Thereafter       0%       0%


   For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

   Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

   Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when purchase payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds
   If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

   All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments--Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

   For all contracts issued in connection with this prospectus, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

   For non-qualified annuities, a designated beneficiary who is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified contract issued in connection with this prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

   If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Income Payments

   The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we receive the request in the Home Office. Your purchase payment allocation(s) will be changed to the Fixed Account or Separate Account, depending on the payment option elected. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."


   In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual & annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options

   The following income payment options are available on a variable basis unless otherwise stated.

   Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

   Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

   Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

   Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

   Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The annuitant may elect another income option at the end of any payment period, or may withdraw the contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. This option is available on a fixed payment basis only.

   Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

      a) receive the proceeds in a lump sum, or

      b) leave the contract with HMLIC, or

      c) elect any other option that HMLIC makes available.

Amount of Fixed And Variable Income Payments
   In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount within the contract by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

   Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the guaranteed income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a guaranteed fixed income payment. These payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

   Variable Income Payments--The amount of the first monthly variable income payment is determined from the guaranteed income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

   The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

   The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

   Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum. See your contract for additional information.

   Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts:
   JPMorgan U.S. Disciplined Equity Portfolio
   Fidelity VIP Growth and Income Portfolio
   Fidelity VIP Index 500 Portfolio
   Fidelity VIP Growth Portfolio
   Alliance Premier Growth Portfolio
   Horace Mann Socially Responsible Fund
   Davis Value Portfolio
   Fidelity VIP Mid Cap Portfolio
   Putnam VT Vista Fund (IB Shares)
   Strong Mid Cap Growth Fund II
   Strong Opportunity Fund II
   Horace Mann Small Cap Growth Fund

   C.S. Small Cap Growth Portfolio

   Horace Mann International Equity Fund
   Fidelity VIP Overseas Portfolio

   Horace Mann Short-Term Investment Fund

   Fidelity VIP High Income Portfolio
   Fidelity VIP Investment Grade Bond Portfolio

   The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current valuation date, plus any dividends or other distributions, by the net asset value of a share on the valuation date of the preceding valuation period, and multiplying this result by the investment multiplier.

Misstatement of Age
   If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract
   The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

   HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of those currently offered Horace Mann Mutual Funds. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or
(ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account
   The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

Contract Owners

   Contributions--No limitations are imposed on the amount of contributions made to a non-qualified contract.

   Distributions Under Non-Qualified Contracts--Contract owners of non-qualified contracts are not subject to federal income tax on earnings until income payments are received under the contract. Contract owners of non-qualified contracts are not subject to the minimum distribution requirements.

   A distribution by surrender or partial withdrawal during the accumulation period may subject the contract owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

   If the distribution is a full surrender, the contract owner is taxed on the amount distributed, less net purchase payments reduced by any prior partial withdrawals which were not subject to income tax.

   A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The contract owner is subject to income tax on any previously untaxed accumulation which is distributed.

   Purchase payments may also be made by means of a full tax free exchange of annuity contracts under IRC Section 1035. Contracts exchanged under IRC Section 1035 after January 18,

1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

   If distributions are made pursuant to an income payment option, that portion of each income payment which represents the contract owner's investment in the contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total purchase payments to the contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the contract owner's investment is returned in full, the entire amount of each income payment is taxable as ordinary income.

   Penalty Tax--Taxable distributions from non-qualified contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the contract owner's death or disability, received as part of substantially equal periodic payments for the contract owner's lifetime, or attributable to purchase payments made prior to August 14, 1982. In addition, for non-qualified contracts issued during the period August 14, 1982 through January 18, 1985 and for additional purchase payments to non-qualified contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to purchase payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to purchase payments on a "first-in first-out" basis (i.e., to the earliest purchase payment which has not been fully allocated to prior distributions).

   The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights

   Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


   The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting fund shares.


Other Information

   Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

   Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

   Communications to Contract Owners--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

   HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

   Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

   Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

   NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

Additional Information

   A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

                      Topic                           Page
                      -----                           ----
                      General Information and History  2
                      Investment Experience..........  2
                      Underwriter....................  3
                      Financial Statements...........  4

   To receive, without charge, a copy of the 2001 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


       Horace Mann Life Insurance Company
       P.O. Box 4657
       Springfield, Illinois 62708-4657

 Please provide free of charge the following information:


               - 2001 Annual Report of the Horace Mann Mutual
                 Funds and the Horace Mann Life Insurance
                 Company Separate Account.

               - Statement of Additional Information dated May 1,
                 2002 for the Horace Mann Life Insurance Company
                 Separate Account.


    Please mail the above documents to:

    ___________________________________________________________________________
    (Name)
    ___________________________________________________________________________
    (Address)
    ___________________________________________________________________________
    (City/State/Zip)

Appendix A

The Underlying Funds

   The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds
   The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.


   The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") successor of Sanford
C. Bernstein and Co., Inc. ("Sanford Bernstein") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.


   The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.


   The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.


   The primary investment objective of the Horace Mann Short-Term Investment Fund ("Horace Mann Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.


   The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.



   The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Oechsle International Advisors serves as the investment subadviser to the International Equity Fund.



   The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks) of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgement meet the following criteria:


    1. Do not produce tobacco products;

    2. Do not produce alcoholic beverages;

    3. Do not own and/or operate casinos or manufacture gaming devices;

    4. Do not produce pornographic materials;

    5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

    6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

    7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.


   Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Alliance Capital Management LP, serves as the investment subadviser to the Socially Responsible Fund.


Alliance
   The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.


Credit Suisse


   The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2001, the market capitalization of the companies in the Russell 2000 Index ranged from $2.79 million to $2.96 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Trust Small Cap Growth Portfolio is a series of Credit Suisse and is advised by Credit Suisse Asset Management, LLC.


Davis
   Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


Fidelity Investments

   The investment objective of the Fidelity VIP Growth is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.


   The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 80% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.


   The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may, also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The funds invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

JPMorgan

   The investment objective of the JPMorgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests at least 80% of the value of its assets in equity investments of large and medium-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight sectors. The JPMorgan U.S. Disciplined Equity Portfolio is a series of the JPMorgan Series Trust II and is advised by JPMorgan Investment Management, Inc.


Putnam
   The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Strong

   The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value"--the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Strong Opportunity Fund II may also invest in foreign securities. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.



   The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.


Administrator: Horace Mann Investors, Inc.
   HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds (the "Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

   For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

                       STATEMENT OF ADDITIONAL INFORMATION





                     VARIABLE TAX DEFERRED ANNUITY CONTRACTS
                        QUALIFIED AND NON-QUALIFIED PLANS





                       HORACE MANN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT


                                   MAY 1, 2002

                       STATEMENT OF ADDITIONAL INFORMATION




               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT




Individual and Group Flexible Payment and Individual Single Payment Variable Tax
                           Deferred Annuity Contracts




                       Horace Mann Life Insurance Company





This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated May 1, 2002, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.


                                   May 1, 2002


                                TABLE OF CONTENTS


Topic                                                                        Page
General Information and History                                                2
Investment Experience                                                          2
Underwriter                                                                    7
Financial Statements                                                           7

                         GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of Insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                              INVESTMENT EXPERIENCE
              (Applies to Annuity Alternative Contracts Only)/(5)/

                                December 31, 2001



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                              SINCE
(Based on a $1,000 investment)/(2)/                        INCEPTION(6)     1 YR      5 YRS      10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                             -24.42%   -19.96%        --%        --%
  Without Redemption                                             -19.55%   -13.00%     -6.29%        --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                             -16.68%   -17.33%        --%        --%
  Without Redemption                                             -11.31%   -10.14%        --%        --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                             -17.41    -12.37%        --%        --%
Without Redemption                                               -13.18%   -12.60%        --%        --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                             -24.92%   -19.59%        --%        --%
  Without Redemption                                             -20.08%   -12.60%        --%        --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                             -23.97%   -20.34%        --%        --%
  Without Redemption                                             -19.70%   -13.41%        --%        --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                             -31.56%   -25.37%        --%        --%
  Without Redemption                                             -27.15%   -18.88%     10.23%     11.97%

AVERAGE ANNUAL TOTAL RETURN/(1)/                               SINCE
(Based on a $1,000 investment)/(2)/                        INCEPTION(6)     1 YR      5 YRS      10 YRS
Alliance Premier Growth Portfolio
  With Redemption(3)                                             -34.03%   -24.96%        --%        --%
  Without Redemption                                             -29.78%   -18.44%        --%        --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                             -17.41%   -12.37%        --%        --%
  Without Redemption                                             -19.45%   -17.39%        --%        --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                             -31.92%   -24.22%        --%        --%
  Without Redemption                                             -27.53%   -17.63%        --%        --%
Horace Mann Equity Fund
  With Redemption(3)                                               8.72%   -12.98%      2.11%      8.61%
  Without Redemption                                               8.72%    -5.41%      2.11%      8.61%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                               6.64%   -15.79%        --%        --%
  Without Redemption                                               7.09%    -8.47%        --%        --%
Davis Value Portfolio
  With Redemption(3)                                             -17.11%   -18.60%        --%        --%
  Without Redemption                                             -11.77%   -11.52%        --%        --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                              -2.85%   -10.25%        --%        --%
  Without Redemption                                               3.41%    -2.44%        --%        --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                              -8.91%   -12.32%        --%        --%
  Without Redemption                                              -3.03%    -4.70%        --%        --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                                 SINCE
(Based on a $1,000 investment)/(2)/                           INCEPTION(6)  1 YR       5 YRS     10 YRS
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                             -15.44%   -12.71%        --%        --%
  Without Redemption                                              -9.89%    -5.12%        --%        --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                             -43.28%   -39.60%        --%        --%
  Without Redemption                                             -39.63%   -34.34%        --%        --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                             -45.02%   -37.11%        --%        --%
  Without Redemption                                             -41.48%   -31.64%        --%        --%
Ariel Appreciation Fund
  With Redemption(3)                                               2.21%     6.33%        --%        --%
  Without Redemption                                              10.71%    14.83%        --%        --%
Strong Opportunity Fund II
  With Redemption(3)                                             -11.81%   -12.52%        --%        --%
  Without Redemption                                             -6.12%     -4.91%        --%        --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                               9.11%     1.86%        --%        --%
  Without Redemption                                              15.25%    10.36%        --%        --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                              -3.65%    -3.15%        --%        --%
  Without Redemption                                               2.56%     5.27%        --%        --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                               4.62%   -36.25%        --%        --%
  Without Redemption                                               5.06%   -30.70%        --%        --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                             -32.08%   -23.70%        --%        --%
  Without Redemption                                             -27.70%   -17.06%        --%        --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                               SINCE
(Based on a $1,000 investment)/(2)/                        INCEPTION(6)     1 YR      5 YRS      10 YRS
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                             -16.58%   -11.93%        --%        --%
  Without Redemption                                             -11.20%    -4.27%        --%        --%
Ariel Fund
  With Redemption(3)                                               2.17%     4.44%        --%        --%
  Without Redemption                                              10.67%    12.94%        --%        --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                              10.89%    11.83%        --%        --%
  Without Redemption                                              16.99%    20.33%        --%        --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                              14.99%     7.28%        --%        --%
  Without Redemption                                              21.02%    15.78%        --%        --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                               1.07%   -33.11%        --%        --%
  Without Redemption                                               1.50%   -27.29%        --%        --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                             -30.41%       --%        --%        --%
  Without Redemption                                             -25.92%       --%        --%        --%
Horace Mann Balanced Fund
  With Redemption(3)                                               8.13%    -7.89%      4.01%      7.83%
  Without Redemption                                               8.13%     0.12%      4.01%      7.83%
Horace Mann Income Fund
  With Redemption(3)                                               5.81%    -0.97%      5.32%      5.04%
  Without Redemption                                               5.81%     7.53%      5.32%      5.04%
Horace Mann Short-Term Investment Fund

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR   5 YRS  10 YRS

  With Redemption(3)                               3.65%   *4.45%  3.83%  3.22%
  Without Redemption                               3.65%    3.86%  3.83%  3.22%
Fidelity VIP High Income Portfolio

  With Redemption(3)                               2.42%  --1.76%    --%    --%
  Without Redemption                               8.67%    6.74%    --%    --%
Fidelity VIP Investment Grade Bond Portfolio

  With Redemption(3)                             -26.18%  -20.02%    --%    --%
  Without Redemption                             -21.42%  -13.07%    --%    --%



1 In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

2 To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

3 With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period.

4 Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.

5 Annuity Alternatives refers to the Combination Annuity Contracts offered by Horace Mann Life Insurance Co.

6 Since inception refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

Average Annual total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 2001. Horace Mann Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Average Annual total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)/n/= ERV Where:

P= a hypothetical initial payment of $1000, T= average annual total return, n= average number of years, and ERV= ending redeeming value of a hypothetical $1,000 payment made at the beginning of the 1,5, or 10 year period at the end of the 1,5, or 10 year period (or fractional portion thereof).

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment contracts currently offered by the HMLIC. Prior contracts, single premium contracts, and certain individual and group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                   UNDERWRITER

HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC contracts with HM Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to HM Investors were $5,811,107, $4,925,095 and $4,613,301 for the years ended 1999, 2000, and 2001 respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by this Prospectus.

                              FINANCIAL STATEMENTS

KPMG LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 2001. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' report thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

                  HORACE MANN LIFE INSURANCE COMPANY
                  ----------------------------------


                  Statutory Financial Statements

                  December 31, 2001 and 2000

                  (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2001 and 2000, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Horace Mann Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2001.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2001, on the basis of accounting described in note 1.

As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois. As of January 1, 2001, the Department of Insurance of the State of Illinois has adopted the National Association of Insurance Commissioners' statutory accounting practices. Consequently, the Company changed its basis of accounting in 2001 as described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the Schedules I through VI is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                     /s/ KPMG LLP


Chicago, Illinois
April 22, 2002

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2001 and 2000

(In thousands)
------------------------------------------------------------------------------------------------------------------------------------

   Admitted Assets                                                                               2001                   2000
------------------------------------------------------------------------------------------------------------------------------------
Cash and investments:
   Bonds                                                                                        $2,164,301            $2,069,742
   Mortgage loans on real estate                                                                    25,301                33,914
   Real estate                                                                                           -                   133
   Policy loans                                                                                     65,602                61,271
   Cash                                                                                             14,786                 4,496
   Short-term investments                                                                          122,285               202,149
   Receivable for securities                                                                            11                    50
   Other invested assets                                                                                 -                    46
------------------------------------------------------------------------------------------------------------------------------------

Total cash and investments                                                                       2,392,286             2,371,801

Life insurance premiums deferred
   and uncollected                                                                                  49,871                47,424

Accident and health premiums due
   and unpaid                                                                                          370                   462

Investment income due and accrued                                                                   35,469                32,625

Federal income tax recoverable                                                                       7,262                 8,264

Receivable from parent, subsidiaries and affiliates                                                    151                 3,552

Guaranty funds receivable or on deposit                                                                812                     -

Other assets                                                                                         2,714                 2,788

Variable annuity assets                                                                          1,008,430             1,035,068
------------------------------------------------------------------------------------------------------------------------------------

Total admitted assets                                                                           $3,497,365            $3,501,984
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.
                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2001 and 2000

(In thousands, except share data)
--------------------------------------------------------------------------------

   Liabilities and Capital and Surplus                                                2001          2000
------------------------------------------------------------------------------------------------------------
Policy liabilities:
   Aggregate reserves:
      Life and annuity                                                             $2,013,128    $1,913,291
      Accident and health                                                              14,047        15,399
   Unpaid benefits:
      Life                                                                              7,871         8,768
      Accident and health                                                               1,035           922
   Policyholder funds on deposit                                                      117,861       115,557
   Policyholder dividends payable
      in the following year                                                                43            46
   Remittances not allocated                                                            1,067         2,058
------------------------------------------------------------------------------------------------------------

Total policy liabilities                                                            2,155,052     2,056,041

Accrued expenses                                                                        3,971         3,532
Asset valuation reserve                                                                11,902        16,146
Interest maintenance reserve                                                           10,026         6,543
Funds held for loaned securities                                                       98,631       192,262
Transfer from separate accounts                                                        (5,622)       (6,579)
Amounts retained by Company as trustee                                                 11,894         7,897
Contingent liability for litigation                                                     1,667             -
Other liabilities                                                                       2,013         1,954
Variable annuity liabilities                                                        1,008,430     1,035,068
------------------------------------------------------------------------------------------------------------

Total liabilities                                                                   3,297,964     3,312,864
------------------------------------------------------------------------------------------------------------

Capital and surplus:
   Capital stock, $1 par value.
      Authorized 5,000,000 shares,
      2,500,000 shares outstanding                                                      2,500         2,500
   Additional paid-in and contributed surplus                                          22,704        22,704
   Unassigned surplus                                                                 174,197       163,916
------------------------------------------------------------------------------------------------------------

Total capital and surplus                                                             199,401       189,120
------------------------------------------------------------------------------------------------------------

Total liabilities and capital and surplus                                          $3,497,365    $3,501,984
------------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.
                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Statutory Statements of Operations

Years ended December 31, 2001, 2000, and 1999

(In thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         2001               2000            1999
----------------------------------------------------------------------------------------------------------------------------------
     Revenue: Premiums, annuity and supplementary contract considerations: Life
$109,787 $112,215 $110,942 Annuity 239,125 206,393 205,684 Accident and health
7,188 9,783 8,598 Supplementary contracts 9,109 29,063 31,441
----------------------------------------------------------------------------------------------------------------------------------

Total premiums, annuity and supplementary contract considerations                       365,209          357,454           356,665

Net investment income                                                                   161,849          155,748           151,385
Amortization of interest maintenance reserve                                              1,456            1,609             2,416
Management fee income from Separate Accounts                                             13,345           14,536            14,805
Mutual fund service fee income                                                            1,371            1,595             1,420
Other                                                                                       368              385               441
----------------------------------------------------------------------------------------------------------------------------------

Total revenue                                                                           543,598          531,327           527,132
----------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
      Life                                                                               98,095          100,993            98,630
      Annuity                                                                           293,657          259,566           259,189
      Accident and health                                                                 3,818            5,446             3,682
      Supplementary contracts                                                            19,626           42,465            43,880
----------------------------------------------------------------------------------------------------------------------------------

Total claims and benefits                                                               415,196          408,470           405,381

Commissions                                                                              27,467           24,720            25,388
General and other expenses                                                               61,565           61,184            52,800
----------------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                                             504,228          494,374           483,569
----------------------------------------------------------------------------------------------------------------------------------

Net gain before dividends to policyholders and federal income tax                        39,370           36,953            43,563
Dividends to policyholders                                                                   95               98               139
----------------------------------------------------------------------------------------------------------------------------------

Net gain before federal income tax                                                       39,275           36,855            43,424
Federal income tax expense                                                               11,158           11,781            11,955
----------------------------------------------------------------------------------------------------------------------------------

Net gain from operations                                                                 28,117           25,074            31,469
Realized investment gains (losses) net of tax and transfers to IMR                      (10,415)          (4,094)              627
----------------------------------------------------------------------------------------------------------------------------------

Net income                                                                             $ 17,702          $20,980           $32,096
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.
                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Statutory Statements of Capital and Surplus

Years ended December 31, 2001, 2000, and 1999

(In thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         2001               2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
Capital stock                                                                          $  2,500           $  2,500        $  2,500
-----------------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital and contributed surplus                                       22,704             22,704          22,704
-----------------------------------------------------------------------------------------------------------------------------------

Special surplus fund-
Beginning balance of contingent variable annuity reserve                 -                  -             625
Release of contingent variable annuity reserve                                                -                  -            (625)
-----------------------------------------------------------------------------------------------------------------------------------

Balance at end of year                                                                        -                  -               -
-----------------------------------------------------------------------------------------------------------------------------------

Unassigned surplus:
   Balance at beginning of year                                                         163,916            161,198         143,357
   Net income                                                                            17,702             20,980          32,096
   Change in net unrealized capital gains                                                 1,040             (2,042)            340
   Change in net deferred income tax                                                      1,251                  -               -
   Change in non-admitted assets                                                         (1,830)                76             167
   Change in reserve valuation basis (note 1)                                                 -                  -          10,712
   Change in asset valuation reserve                                                      4,244              1,833          (1,826)
   Other changes in surplus in Separate Account Statement                                     -             (5,208)          1,358
   Cumulative effect of changes in accounting principle (note 1)                          1,374                  -               -
   Dividends to parent                                                                  (13,500)           (17,000)        (24,000)
   Change in reserve on account of assumption changes                                         -                  -          (1,631)
   Redemption of seed shares on separate account                                              -              5,313               -
   FIT on redemption of seed shares                                                           -               (775)              -
   Tax expense related to 1999 assumption changes for actuarial guideline 33                  -               (459)              -
   Release of contingent variable annuity reserve                                             -                  -             625
-----------------------------------------------------------------------------------------------------------------------------------

Balance at end of year                                                                  174,197            163,916         161,198
-----------------------------------------------------------------------------------------------------------------------------------

Total capital and surplus                                                              $199,401           $189,120        $186,402
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.
                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Statutory Statements of Cash Flow

Years ended December 31, 2001, 2000, and 1999

(In thousands)
----------------------------------------------------------------------------------------------------------------

                                                                      2001              2000             1999
----------------------------------------------------------------------------------------------------------------
Cash from operations:
   Revenue received:
      Premiums, considerations
         and deposits                                              $  363,673        $ 355,731         $ 357,071
      Investment income                                               156,399          149,432           145,928
      Management fee income from Separate Accounts                     13,326           14,308            15,275
      Mutual fund service fee income                                    1,371            1,595             1,420
      Other income                                                        368              385               441
----------------------------------------------------------------------------------------------------------------

   Total revenue received                                             535,137          521,451           520,135
----------------------------------------------------------------------------------------------------------------

   Benefits and expenses paid:
      Claims, benefits and
         net transfers                                                312,536          389,288           357,166
      Expenses                                                         89,533           85,438            80,121
      Dividends to policyholders                                           98              110               163
      Federal income taxes                                              6,381           15,922            12,311
----------------------------------------------------------------------------------------------------------------

   Total benefits and expenses paid                                   408,548          490,758           449,761
----------------------------------------------------------------------------------------------------------------

Net cash from operations                                              126,589           30,693            70,374
----------------------------------------------------------------------------------------------------------------

Cash from investments:
   From investments sold or matured:
      Bonds                                                           965,824          636,021           825,118
      Stocks                                                                -           12,917               725
      Mortgage loans                                                   11,804            1,230            20,325
      Real estate and other                                                48               41                21
      Miscellaneous proceeds                                               39                -
----------------------------------------------------------------------------------------------------------------
      Total investment proceeds                                       977,715          650,209           846,189
   Tax on capital gains (losses)                                       (2,096)             212           (1,952)
----------------------------------------------------------------------------------------------------------------

Total from investment proceeds                                        979,811          649,997           848,141
----------------------------------------------------------------------------------------------------------------

   Cost of investments acquired:
      Bonds                                                         1,067,679          669,949           863,848
      Stocks                                                                -           11,998                 -
      Mortgage loans                                                      804              753            16,041
      Real estate and other                                                 -                -                 4
----------------------------------------------------------------------------------------------------------------

   Total investments acquired                                       1,068,483          682,700           879,893
   Net increase in policy loans                                         4,331            3,150             4,094
----------------------------------------------------------------------------------------------------------------
   Total for investments acquired                                   1,072,814          685,850           883,987
----------------------------------------------------------------------------------------------------------------

Net cash used for investments                                         (93,003)         (35,853)          (35,846)

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Statutory Statements of Cash Flow

Years ended December 31, 2001, 2000, and 1999

(In thousands)
-----------------------------------------------------------------------------------------------------

                                                                    2001          2000         1999
-----------------------------------------------------------------------------------------------------
Cash from financing and miscellaneous:
   Cash provided:
      Securities lending                                               -        192,262             -
      Redemption of seed shares                                        -          5,313             -
      Deposits on deposit-type contract funds
        and other liabilities without life or
        disability contingencies                                  23,309              -             -
      Other cash                                                   8,885          3,639         7,028
-----------------------------------------------------------------------------------------------------

   Total cash provided                                            32,194        201,214         7,028
-----------------------------------------------------------------------------------------------------

   Cash applied:
      Dividends to parent                                         13,500         17,000        24,000
      Funds held for loaned securities                            93,631              -        87,217
      Withdrawals on deposit-type contract funds
        and other liabilities without life or life
        disability contingencies                                  26,381              -             -
      Other applications                                           1,842          5,755         2,598
-----------------------------------------------------------------------------------------------------

   Total cash applied                                            135,354         22,755       113,815
-----------------------------------------------------------------------------------------------------

Net cash (used in) from financing
   and miscellaneous                                            (103,160)       178,459      (106,787)
-----------------------------------------------------------------------------------------------------

Net change in cash and
   short-term investments                                        (69,574)       173,299       (72,259)
Cash and short-term investments
   at beginning of year                                          206,645         33,346       105,605
-----------------------------------------------------------------------------------------------------

Cash and short-term investments
   at end of year                                              $ 137,071      $ 206,645     $  33,346
-----------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.
                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------

Notes to Statutory Financial Statements

December 31, 2001, 2000, and 1999

(In thousands)
--------------------------------------------------------------------------------


(1)    Significant Accounting Policies
--------------------------------------

                Organization
----------------------------

       Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

       The Company sells and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance and the Company receiving a commission on its sale.

       The Company has not participated in any business combinations in 2001. The Company has not discontinued any operations in 2001.


                Basis of Presentation
-------------------------------------

        The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from generally accepted accounting principles as more fully discussed in note 7. The significant statutory accounting practices follow.


                Prescribed and Permitted Statutory Accounting Practices
-----------------------------------------------------------------------

        The NAIC has codified statutory accounting practices, which constitutes the only source of prescribed statutory accounting practices, effective January 1, 2001. Illinois, the state of domicile of the Company, has adopted the NAIC codification. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. These changes are reflected in the Company's financial statements and related schedules. The Company reported a change in accounting principle from the adoption of codification that increased unassigned funds (surplus) approximately $3,474 as of January 1, 2001 related to deferred tax assets, partially offset by decreases of $1,667 related to a contingent liability for litigation (see note 10) and $433 for nonadmitted assets. $1,374 is reported as the cumulative effect of changes in accounting principle.
                                                                      Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------

Notes to Statutory Financial Statements

(In thousands)

--------------------------------------------------------------------------------

                Investments
---------------------------

        Investments are valued in accordance with the requirements of the NAIC.

        Bonds not backed by other loans are carried at amortized cost using the interest method. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Market value is derived from the NAIC Valuation of Securities Manual for securities listed. Market value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. The retrospective method is used to value all securities. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Prepayment assumptions were obtained from broker dealer survey values. The Company used a pricing service in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

        Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The maximum and minimum lending rates for mortgage loans were 7.0% during the year. The Company did not reduce interest rates of any outstanding mortgage loans during the year. The Company had no non performing mortgage loans or loans with past due interest or principal payments. No significant new commercial mortgage loans have been issued since 1988.

        For 2001, real estate held available for sale is carried at the lower of cost or fair market value where there is a current fair value appraisal of the property. Properties without a current fair value appraisal are not admitted. The 2000 balance was carried at cost. Policy loans are carried at the unpaid principal balance.

        The Company does not have any investments in derivative financial instruments, joint ventures or partnerships. The Company has no debt restructuring, reverse mortgages or repurchase agreements.
                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------

Notes to Statutory Financial Statements

(In thousands)

--------------------------------------------------------------------------------

                Asset Valuation Reserve
---------------------------------------

        The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

       The balance of the AVR by component as of December 31, 2001 and 2000, is as follows:

--------------------------------------------------------------------------------

                                                     2001          2000
--------------------------------------------------------------------------------

     Bonds, preferred stock and
        short-term investments                      $11,807        $15,938
     Mortgage loans                                      95            189
     Real estate and other investments                    -             19
--------------------------------------------------------------------------------

         Total AVR                                  $11,902        $16,146
--------------------------------------------------------------------------------

       The AVR is held at a level equal to 51.57% of the maximum reserve level allowed by the NAIC.


                Interest Maintenance Reserve
--------------------------------------------

       The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.


                Cash and Short-Term Investments
-----------------------------------------------

       Amounts represent cash and short-term securities having a maturity of 30 days or less. Short-term investments are carried at cost which approximates market value.

                Variable Annuities Assets and Liabilities
---------------------------------------------------------

       Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds, including the Horace Mann mutual funds.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Variable annuity assets were invested in the following mutual funds as follows:
--------------------------------------------------------------------------------

     December 31,                                                                     2001          2000
-----------------------------------------------------------------------------------------------------------
     Horace Mann Equity Fund                                                       $  376,081    $  428,821
     Horace Mann Balanced Fund                                                        292,126       315,015
     Horace Mann Socially Responsible Fund                                             71,610        75,782
     Horace Mann Small Cap Growth Fund                                                 58,395        83,304
     Horace Mann International Equity Fund                                             33,491        42,512
     Wilshire Large Company Growth Portfolio - Institutional Class                     19,819        18,414
     Wilshire 5000 Index Portfolio - Institutional Class                               17,864        16,829
     Fidelity VIP Growth Portfolio                                                     14,852         7,041
     Horace Mann Income Fund                                                           13,996        11,376
     Fidelity VIP Index 500 Portfolio                                                  12,105         4,915
     Fidelity VIP Mid Cap Portfolio                                                    11,368         4,690
     Alliance Premier Growth Portfolio                                                  9,270         4,142
     JP Morgan U.S. Disciplined Equity Portfolio                                        5,738         1,845
     Wilshire Large Company Value Portfolio - Investment Class                          5,546           500
     T. Rowe Price Small-Cap Stock Fund                                                 5,303         1,251
     Strong Opportunity Fund II                                                         5,079         1,299
     T. Rowe Price Small Cap Value Fund                                                 4,932           343
     Strong Mid Cap Growth Fund II                                                      4,919         3,397
     Putnam VT Vista Fund                                                               4,502         2,869
     Neuberger & Berman Genesis Assets Account                                          4,369           252
     Ariel Appreciation Fund                                                            4,351             -
     Fidelity VIP Investment Grade Bond Portfolio                                       3,797           312
     Rainier Small/Mid Cap Equity Fund II                                               3,579         1,444
     Davis Value Portfolio                                                              3,566         1,489
     Fidelity VIP Overseas Portfolio                                                    3,339         1,410
     Fidelity VIP Growth & Income Portfolio                                             3,152           820
     Wilshire Large Company Growth Portfolio - Investment Class                         3,004           622
     Credit Suisse Warburg Pincus Small Co. Growth Fund                                 2,926         1,641
     Horace Mann Short-Term Investment Fund                                             2,797         2,274
     Ariel Fund                                                                         2,499             -
     Wilshire 5000 Index Portfolio - Investment Class                                   1,942             -
     Wilshire Small Company Value Portfolio - Investment Class                          1,279            70
     Wilshire Small Company Growth Portfolio - Investment Class                           428           128
     Fidelity VIP High Income Portfolio                                                   406           261

-----------------------------------------------------------------------------------------------------------

      Total                                                                        $1,008,430    $1,035,068
-----------------------------------------------------------------------------------------------------------

       The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

          Aggregate Reserves

     Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

     The Company does not anticipate investment income as a factor in premium deficiency calculations. Premium deficiency reserves at December 31, 2001 and 2000 were $328 and $386, respectively.

     Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                                                            Aggregate  reserves
                                                            -------------------     Mortality     Interest
                                                            2001          2000        table         rate
------------------------------------------------------------------------------------------------------------
     Life                                              $  541,494    $  499,689    1980 CSO      4.0-7.0%
                                                            1,545         7,877    1958 CET      2.5-5.5
                                                          166,833       163,551    1958 CSO      2.5-5.5
                                                           34,194        32,019    Various       2.5-6.5
                                                            9,110         9,601    1941 CSO      2.5-3.0

     Annuity                                            1,048,306       998,068    1971 IAM      3.0-5.5
                                                           85,396        89,333    a-1949        3.0-5.5
                                                            1,103         1,198    1937 SAT      3.0
                                                            7,241         6,305    Various       3.0
                                                           18,305         9,157    a-200         3.25-4.5

     Supplementary contract with life contingencies        70,261        75,265    1983a         6.25-11.0
                                                           23,884        14,861    a-2000        6.25-7.0
                                                            4,042         4,562    1971 IAM      4.5-11.25
                                                            1,414         1,805    1937 SAT      3.5
------------------------------------------------------------------------------------------------------------

          Total                                        $2,013,128    $1,913,291
------------------------------------------------------------------------------------------------------------
                                                                                                 (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

          Analysis of Annuity Reserves and Deposit Liabilities by
          Withdrawal Characteristics

--------------------------------------------------------------------------------------------------------------------------
                                                                                2001                        2000
                                                                                ----                        ----
                                                                                         % of                        % of
                                                                         Amount         Total        Amount         Total
--------------------------------------------------------------------------------------------------------------------------
     Subject to discretionary withdrawal

       At book value less current surrender
         charge of 5% or more                                        $  827,822            35%   $  810,100            35%
       At fair value                                                  1,002,827            42%    1,028,489            44%
--------------------------------------------------------------------------------------------------------------------------

     Total with adjustment or at market value                         1,830,649                   1,838,589

     At book value without adjustment
       (minimal or no charge or adjustment)                             450,061            19%      409,154            17%
     Not subject to discretionary withdrawal                             99,601             4%       96,493             4%
--------------------------------------------------------------------------------------------------------------------------

     Total (gross)                                                    2,380,311           100%    2,344,236           100%
--------------------------------------------------------------------------------------------------------------------------

     Total (net)*                                                    $2,380,311                  $2,344,236
--------------------------------------------------------------------------------------------------------------------------


     *Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

---------------------------------------------------------------------------------------------
     Life & Accident & Health Annual Statement:                         2001          2000
---------------------------------------------------------------------------------------------
     Exhibit 8, Annuities Section, Total (net)                       $1,160,353     1,104,061
     Exhibit 8, Supplementary Contracts with
       Life Contingencies Section, Total (net)                           99,601        96,493
     Exhibit of Deposit-Type Contracts, Line 14, Column 1               117,530       115,193
---------------------------------------------------------------------------------------------

     Subtotal                                                         1,377,484     1,315,747

     Separate Accounts Annual Statement:

     Exhibit 6, Line 0299999, Column 2                                  998,855     1,023,893
     Exhibit 6, Line 0399999, Column 2                                    3,972         4,596
---------------------------------------------------------------------------------------------

     Subtotal                                                         1,002,827     1,028,489
---------------------------------------------------------------------------------------------

     Combined Total                                                  $2,380,311     2,344,236
---------------------------------------------------------------------------------------------
                                                                                  (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Policy reserves for losses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

     Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

----------------------------------------------------------------------------------------------------------
                                                                                     Aggregate  reserves
                                                                                     ---------  --------
                                                                                     2001           2000
----------------------------------------------------------------------------------------------------------
     Present value of amounts not yet due on claims (3% interest rate)             $12,881         $14,270
     Additional contract reserves                                                      769             867
     Unearned premiums and other                                                       397             262
----------------------------------------------------------------------------------------------------------

     Aggregate accident and health reserves                                        $14,047         $15,399
----------------------------------------------------------------------------------------------------------

          Unpaid Benefits

     Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

     Accident and health claim reserves and liabilities include the following:

-------------------------------------------------------------------------------------------------------------------------
                                                                                      2001            2000          1999
-------------------------------------------------------------------------------------------------------------------------
     Aggregate reserves for accident and health                                    $14,047         $15,399       $16,047
     Unpaid benefits accident and health                                             1,035             922           812
     Less:  Additional contract reserves                                              (769)           (867)         (968)
            Unearned premiums and other                                               (397)           (262)         (258)
-------------------------------------------------------------------------------------------------------------------------

     Accident and health claim reserves and liabilities                            $13,916         $15,192       $15,633
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)

----------------------------------------------------------------------------------------------------------------

     The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

----------------------------------------------------------------------------------------------------------------
                                                                       2001             2000              1999
     Net balance at January 1                                        $15,192          $15,633           $17,450

     Incurred related to:
              Current Year                                             3,897            6,486             5,833
              Prior years                                               (116)            (943)           (1,981)
----------------------------------------------------------------------------------------------------------------

     Total incurred                                                    3,781            5,543             3,852
----------------------------------------------------------------------------------------------------------------

     Paid related to:
              Current year                                             1,000            2,187             1,632
              Prior years                                              4,057            3,797             4,037
----------------------------------------------------------------------------------------------------------------

     Total paid                                                        5,057            5,984             5,669
----------------------------------------------------------------------------------------------------------------

     Net balance at December 31                                      $13,916          $15,192           $15,633
----------------------------------------------------------------------------------------------------------------

          Reserve for Supplementary Contracts Without Life Contingencies

     This reserve represents the present value of future payments discounted with interest only. At December 31, 2001 and 2000 this liability was $117,530 and $111,568 respectively, based on average credited interest rates of 5.2% and 5.1% in 2001 and 2000, respectively and is included in "policyholder funds on deposit."
                                                                    (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------

Notes to Statutory Financial Statements


(In thousands)
--------------------------------------------------------------------------------

                Premiums
                --------

       Life premiums are recognized as income over the premium paying period of the related policies. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

       Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due.

                Mutual Fund Service Fee Income
                ------------------------------

       The Company has a support service agreement where the Company provides certain services to the Horace Mann Mutual Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company other than the administrative agreement. For these services the Company received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

                  Income Taxes
                  ------------

       Current income taxes were provided based upon the calculation of income taxes currently payable or benefits recoverable. The Company is included in the consolidated federal income tax return of its ultimate parent, HMEC.

                  Acquisition Expenses
                  --------------------

       The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

                  Non-admitted Assets
                  -------------------

       Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.

                  Use of Estimates
                  ----------------

       The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statement balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------------------

(2)    Investments
------------------

                Net Investment Income
                ---------------------

       The components of net investment income are as follows:

--------------------------------------------------------------------------------------------

                                                          2001           2000         1999
--------------------------------------------------------------------------------------------

       Interest on bonds                                 $154,511      $148,672     $145,134
       Dividends on stocks                                      -           180            -
       Interest on mortgage loans                           2,401         3,184        3,402
       Interest on short-term investments                   1,981         1,992        1,645
       Interest on policy loans                             5,150         4,110        3,561
       Real estate income & other invested assets              (7)            -            1
       Miscellaneous investment income                        241             4           28
--------------------------------------------------------------------------------------------

       Gross investment income                            164,277       158,142      153,771
       Investment expenses                                  2,428         2,394        2,386
--------------------------------------------------------------------------------------------

       Net investment income                             $161,849      $155,748     $151,385
--------------------------------------------------------------------------------------------

       The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The total amount excluded at December 31, 2001 was $307.

              Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
              ------------------------------------------------------------------

       Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

       The IMR at December 31 is as follows:

---------------------------------------------------------------------------------------------

                                                         2001           2000         1999
---------------------------------------------------------------------------------------------

       Reserve balance, beginning of year                $ 6,543       $ 10,741     $ 18,619
       Current year capital gains (losses),
          net of tax                                       4,939         (2,589)      (5,462)
       Amortization of interest maintenance
          reserve                                         (1,456)        (1,609)      (2,416)
---------------------------------------------------------------------------------------------

       Reserve balance, end of year                      $10,026       $  6,543     $ 10,741
---------------------------------------------------------------------------------------------
                                                                                   (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
------------------------------------------------------------------------------------------------------------------------

       Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                      2001         2000         1999
       Bonds                                                                       $(10,711)     $(11,203)    $ (8,161)
       Real estate                                                                        2             2            2
       Preferred stocks                                                                   -           489            -
       Common stocks                                                                      -           430          724
       Mortgage loans                                                                 2,290             -            -
       Other                                                                             (7)            -           (4)
------------------------------------------------------------------------------------------------------------------------

       Realized investment losses                                                    (8,426)      (10,282)      (7,439)

       Less federal income tax                                                       (2,949)       (3,599)      (2,604)
       Transferred to interest maintenance
          reserve                                                                    (4,938)        2,589        5,462
------------------------------------------------------------------------------------------------------------------------

       Realized investment gain (losses)
          net of tax and transfers to IMR                                          $(10,415)      $(4,094)    $    627
------------------------------------------------------------------------------------------------------------------------

                Change in Net Unrealized Capital Losses
-------------------------------------------------------

       Certain investments are required to be carried at market. The resulting change in the unrealized gains or losses are reflected as credits or charges to unassigned surplus, as follows:

                                                                                      2001         2000         1999
------------------------------------------------------------------------------------------------------------------------

       Unrealized capital gains (losses)
                Beginning of period                                                $ (1,624)     $    418     $     78
                End of period                                                          (584)       (1,624)         418
------------------------------------------------------------------------------------------------------------------------

       Increase (decrease) for the period                                          $  1,040      $ (2,042)    $    340
------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------------------------

                Bonds
                -----

       At December 31, 2001 and 2000, 5.9% and 4.4%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds.
       The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

       The carrying value and estimated market value of investments in bonds as of December 31, 2001 and 2000 are as follows:

-------------------------------------------------------------------------------------------------

                                         Carrying       Unrealized      Unrealized       Market
            December 31, 2001              value           gains          losses          value
-------------------------------------------------------------------------------------------------

U.S. government and
       agency obligations:
         Mortgage-backed securities      $  586,768       $14,006       $     (860)   $   599,914
         Other                               51,660         2,215              (47)        53,828
Municipal bonds                               7,090           492                -          7,582
Foreign government bonds                     17,411         2,088              (47)        19,452
Corporate bonds                           1,307,400        40,972          (29,984)     1,318,388
Other mortgage-backed
       securities                           193,972         5,540             (871)       198,641
-------------------------------------------------------------------------------------------------

Total                                    $2,164,301       $65,313       $  (31,809)   $ 2,197,805
-------------------------------------------------------------------------------------------------

                                         Carrying       Unrealized      Unrealized       Market
            December 31, 2000              value           gains          losses          value
-------------------------------------------------------------------------------------------------

U.S. government and
       agency obligations:
         Mortgage-backed securities      $  468,269       $ 8,452       $   (1,824)   $   474,897
         Other                               94,144         2,897             (843)        96,198
Municipal bonds                               7,090           582                -          7,672
Foreign government bonds                     26,396         1,873             (457)        27,812
Corporate bonds                           1,134,458        20,838          (44,850)     1,110,446
Other mortgage-backed
       securities                           339,385         3,551           (1,707)       341,229
-------------------------------------------------------------------------------------------------

Total                                    $2,069,742       $38,193       $  (49,681)   $ 2,058,254
-------------------------------------------------------------------------------------------------
                                                                                      (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       At December 31, 2001, 1.6% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 2001 was $85,963 compared to a $81,619 carrying value. The average duration of the Company's investment in CMOs was 3.46 years at December 31, 2001.

       The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

--------------------------------------------------------------------------------
                                                                      Estimated
                                                       Carrying        market
                December 31, 2001                       Value          value
--------------------------------------------------------------------------------

       Due in one year or less                       $   84,904      $   86,078
       Due after one year through five years            460,297         469,062
       Due after five years through ten years           577,306         585,545
       Due after ten years through twenty years         309,854         314,491
       Due after twenty years                           731,940         742,629
--------------------------------------------------------------------------------

       Total bonds                                   $2,164,301      $2,197,805
--------------------------------------------------------------------------------

       Proceeds from dispositions of investments in bonds during 2001, 2000 and 1999 were $965,824, $636,021 and $825,118, respectively. Gross gains of $14,595, $3,482 and $2,668 and gross losses of $25,306, $14,685 and
       $10,829 were realized on those sales for 2001, 2000 and 1999, respectively.

                Deposits
                --------

       The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

--------------------------------------------------------------------------------
                                                      2001       2000     1999
--------------------------------------------------------------------------------

       Held for all policyholders                    $1,687     $1,696   $1,704
       Held for policyholders in certain states         575        601      603
--------------------------------------------------------------------------------

                                                     $2,262     $2,297   $2,307
--------------------------------------------------------------------------------


                Securities Lending
                ------------------

       The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the market value of the loan, and the collateral is maintained at 101% of the market value of the loan. As of December 31, 2001 and 2000, the Company had $98,631 and $192,262, respectively, in outstanding loans. The corresponding asset amounts are included in short-term investments.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

                Investments in Entities Exceeding 10% of Capital and Surplus
                ------------------------------------------------------------

       The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2001 is as follows:

--------------------------------------------------------------------------------
                                        Standard & Poors          Carrying
       Bonds:                                rating                value
--------------------------------------------------------------------------------

          Ford Motor Credit                   BBB+                $31,455
          EOP Operating/Spieker               BBB+                 26,635
          Time Warner                         BBB+                 23,435
          Viacom                               A3                  22,706
          Verizon                              A1                  22,210
          General Motors                      BBB+                 22,156
          WorldCom                            BBB+                 21,749
          Lehman Bros.                         A                   21,143
          CitiGroup                            A+                  20,575
          Household Finance                    A                   20,376
          Norsyk Hydro                         A                   19,539

(3)    Related Party Transactions
---------------------------------

       The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $84,276, $78,656, and $75,279 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2001, 2000 and 1999, respectively. Intercompany balances are settled monthly.

       The Company had balances payable to affiliates of $704 and $698 at December 31, 2001 and 2000, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus.

       ALIC reinsures all of the Company's life insurance business in the state of Arizona. In 1998, with the approval of the Department of Insurance of the State of Illinois, the Company entered into an assumptive reinsurance agreement with ALIC whereby the Company assumed all life insurance policies written by ALIC (See Note 8). Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company.

       The Company holds a mortgage loan on the home office property from HMEC in the amount of $14,772 as of December 31, 2001.

       HMEC recorded an after-tax charge of $2.7 million in December 2001, representing HMEC's current best estimate of the costs required to remedy problems with the life insurance tax status of certain life policies issued by the Company. Due to the fact that all employees are employed by Horace Mann Service Corporation (HMSC), an affiliated company, HMEC, the parent of HMSC, is liable for such settlement costs. It is the intent of HMEC to reimburse the employer (HMSC) for these costs and hold the insurer harmless for any claims or liability, which arise from the action or failure to act by one of HMSC's employees.

       The Company has no common stock investments in any upstream companies or affiliates.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(4)    Federal Income Taxes
---------------------------

       The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

       Deferred income tax was established in accordance with statement of statutory accounting principle (SSAP) 10.

       Federal income tax expense for the years ended December 31, 2001 and 2000, consist of the following major components:

---------------------------------------------------------------------------------------------------
                                                             2001          2000          1999
---------------------------------------------------------------------------------------------------
         Current income tax expense from operations         $ 15,719       $15,724       $17,646
         Prior year over accrual of tax reserves              (4,561)       (3,943)       (5,691)
---------------------------------------------------------------------------------------------------

         Federal income tax expense from operations           11,158        11,781        11,955
---------------------------------------------------------------------------------------------------

         Federal income tax benefit on realized losses        (2,949)       (3,598)       (2,603)
---------------------------------------------------------------------------------------------------

         Federal income tax expense                         $  8,209       $ 8,183        $9,352
---------------------------------------------------------------------------------------------------

       Income tax expense for the following periods differed from the expected tax computed by applying the federal corporate tax rate of 35% to income before income taxes as follows:

----------------------------------------------------------------------------------------------------
                                                               2001          2000          1999
                                                            Tax Amount    Tax Amount    Tax Amount
----------------------------------------------------------------------------------------------------
         Current income tax expense from operations          $ 13,746       $12,899       $15,198
         Book over tax reserves                                  (171)       (1,338)       (2,584)
         Net DAC adjustment                                       402           590           313
         Dividends received deduction                          (2,240)            -             -
         Other                                                   (579)         (370)         (972)
----------------------------------------------------------------------------------------------------
         Federal income tax expense from operations            11,158        11,781        11,955
         Federal income tax benefit on realized losses         (2,949)       (3,598)       (2,603)
----------------------------------------------------------------------------------------------------
         Federal income tax expense                          $  8,209       $ 8,183       $ 9,352
----------------------------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)

------------------------------------------------------------------------------------------------------------------------------------

         The components of the net admitted deferred tax assets as of January 1,
         2001, and December 31, 2001 are as follows:
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         January 1, 2001        December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
          Total of all deferred tax assets
             (admitted and nonadmitted)                          $46,122                  $54,055
          Total of all deferred tax liabilities                   16,133                   22,815
------------------------------------------------------------------------------------------------------------------------------------
          Net deferred tax assets                                 29,989                   31,240
          Total deferred tax assets non-admitted in
             accordance with SSAP No. 10, Income Taxes            26,515                   28,318
------------------------------------------------------------------------------------------------------------------------------------
          Net admitted deferred tax assets                       $ 3,474                  $ 2,922
------------------------------------------------------------------------------------------------------------------------------------

         The net deferred tax asset is included in federal income taxes receivable on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

         DTAs resulting from book/tax differences in:

------------------------------------------------------------------------------------------------------------------------------------
                                                         January 1, 2001        December 31, 2001           Change
------------------------------------------------------------------------------------------------------------------------------------
          Policy benefits                                        $34,147                  $43,859          $ 9,712
          Policy acquisition costs                                 9,955                    9,821             (134)
          Other                                                    2,020                      375           (1,645)
------------------------------------------------------------------------------------------------------------------------------------
          Total DTAs                                             $46,122                  $54,055          $ 7,933
------------------------------------------------------------------------------------------------------------------------------------
          DTAs non-admitted                                      $26,515                  $28,318          $ 1,803
------------------------------------------------------------------------------------------------------------------------------------
          Admitted deferred tax asset                            $19,607                  $25,737          $ 6,130
------------------------------------------------------------------------------------------------------------------------------------

         DTLs resulting from book/tax differences in:
------------------------------------------------------------------------------------------------------------------------------------
                                                         January 1, 2001        December 31, 2001           Change
------------------------------------------------------------------------------------------------------------------------------------
          Investments                                            $ 1,080                  $ 1,050           $  (30)
          Premiums deferred and uncollected                       15,051                   16,703            1,652
          Tax change in accounting                                     -                    5,055            5,055
          Other                                                        2                        7                5
------------------------------------------------------------------------------------------------------------------------------------
          Total DTLs                                             $16,133                  $22,815           $6,682
------------------------------------------------------------------------------------------------------------------------------------
         Net deferred tax asset - admitted                       $ 3,474                  $ 2,922           $ (552)
------------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       At December 31, 2001, the Company did not have any unused operating loss carryforwards available to offset against future taxable income.

       Income tax expense for 2001 and 2000 that is available for recoupment in the event of future net losses is $15,719 and $11,960, respectively.

(5)    Restrictions of Surplus
------------------------------

       The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 2002 without prior approval are approximately $19,900. Dividend payments were $13,500, $17,000 and $24,000 in 2001, 2000 and 1999, respectively.

       Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

       The portion of unassigned funds (surplus) represented or reduced by each item below is as follows:

-------------------------------------------------------------------------------------------
                  Unrealized gains and losses                             $ 1,040
                  Nonadmitted asset values                                 (1,830)
                  Asset valuation reserves                                  4,244
-------------------------------------------------------------------------------------------

(6)    Fair Value of Financial Instruments
------------------------------------------

       Accounting principles generally accepted in the United States of America require that the Company disclose estimated fair values for certain financial instruments. Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

       Investments - For fixed maturities and short-term and other investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

       Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

       The carrying amounts and fair values of financial instruments at December 31, 2001 consisted of the following:

----------------------------------------------------------------------------------------------------------

                                                                          Carrying                 Fair
                                                                           amount                 value
----------------------------------------------------------------------------------------------------------
       Financial Assets
                Bonds                                                   $2,164,301           $2,197,805
                Mortgage loans                                              25,301               26,158
                Short-term investments                                     122,285              122,285
                Policy loans and other                                      65,602               66,508
----------------------------------------------------------------------------------------------------------

                   Total investments                                    $2,377,489           $2,412,756
                Asset valuation reserve                                     11,902                    -
----------------------------------------------------------------------------------------------------------

                   Total investments less asset
                      valuation reserve                                 $2,365,587           $2,412,756
                Cash                                                        14,786               14,786
----------------------------------------------------------------------------------------------------------

       Financial Liabilities
                Policyholder account
                  balances on interest-sensitive
                  life contracts                                        $   94,594           $   92,527
                Annuity contract liabilities                             1,259,954            1,074,525
                Other policyholder funds                                   117,900              117,900
----------------------------------------------------------------------------------------------------------

       Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(7)    Differences Between Accounting Principles Generally Accepted in the
--------------------------------------------------------------------------
         United States of America and Statutory Accounting Practices
--------------------------------------------------------------------

       Statutory accounting practices differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Under GAAP, the following applies:

       (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

       (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

       (c) Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

       (d) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

       (e) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

       (f) Asset valuation and interest maintenance reserves are not provided.

       (g) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

       (h) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

       (i) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

       (j) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

       The aggregate effect of the foregoing differences has not been determined separately for the Company.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)

-------------------------------------------------------------------------------------------------------------------

(8)    Reinsurance
------------------

       In the normal course of business, the Company assumes and cedes reinsurance with other insurers. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the originating insurance company of contingent liability.

       Information with respect to reinsurance ceded and assumed by the Company is set forth below.


-------------------------------------------------------------------------------------------------------------------

                                                                      2001              2000             1999
-------------------------------------------------------------------------------------------------------------------
       Life insurance premiums ceded:
                To ALIC                                             $1,586            $1,234           $1,215
                To other companies                                   1,884             1,609            1,587
       Life insurance reserves ceded:
                To ALIC                                              9,230             8,997            8,116
                To other companies                                   3,075             2,769            2,694
       Accident and health premiums ceded:
                To other companies                                   3,355               528              509
       Amounts recoverable from reinsurers
                on paid losses                                       1,589               176              102
-------------------------------------------------------------------------------------------------------------------

       The maximum amount of direct ordinary insurance retained on any standard life is $200. Amounts in excess of $200 are ceded on a yearly renewable term basis of reinsurance.

       During 2001, the Company entered into a quota share reinsurance agreement with Hartford Life and Accident Insurance Company to cede 50% of the Company's disability income policies.

(9)    Pension Plans and Other Postretirement Benefits
------------------------------------------------------

       The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation (HMSC), an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

                Pension Plans
-----------------------------

       All employees are covered by a defined contribution plan and are eligible to participate in the Supplemental Retirement Savings (401(k)) Plan. Certain employees also participate in a supplemental defined contribution plan. Employees hired on or before December 31, 1998 are also covered under a defined benefit plan, with certain employees covered under a supplemental defined benefit plan.

       Benefits under the defined benefit and supplemental defined benefit retirement plans are based on employees' years of service and compensation for the highest 36 consecutive months of earnings under the plan. Effective April 1, 2002, current participants will stop accruing any new benefits under the defined benefit plans but will continue to retain the benefits they have accrued to date.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       Under the defined contribution plan, contributions are made to employees' accounts based on a percentage of compensation that is determined by employees' years of service. For employees hired prior to April 1, 1997, 6% of compensation will be contributed until the individual reaches 15 years of service, with contributions increasing to 7% thereafter. For employees hired after April 1, 1997, this percentage will remain fixed at 5% regardless of their years of service. Prior to April 1, 2002, retirement benefits to employees are paid first from their accumulated accounts under the defined contribution plan with the balance funded by the defined benefit and supplemental retirement plans.

       HMSC's policy with respect to funding the defined benefit plan is to contribute amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined benefit plan, investments have been set aside in a trust fund. The supplemental retirement plans are non-qualified, unfunded plans.

       Employees are also eligible to participate in the Supplemental Retirement Savings Plan, a 401(k) plan, and may generally contribute up to 10% (20% beginning April 1, 2002) of eligible compensation on a before tax basis. Through December 31, 2001, HMSC contributed an amount equal to 50% of the first 6% of eligible compensation contributed each month by participating employees, and HMSC's contribution vested over 5 years at a rate of 20% per year of service. Beginning January 1, 2002, HMSC established an automatic 3% company contribution of eligible earnings for all employees, which is 100% vested at the time of the contribution.

       The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

       Total allocated pension expense was $4,664, $3,979, and $3,984 for 2001, 2000 and 1999, respectively.

                Postemployment Benefits
---------------------------------------

       In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Through December 31, 2000, employees with ten years of service are eligible to receive these benefits upon retirement. Effective January 1, 2001, the requirement increased to age 55 and 20 years of service for employees to be eligible to receive these benefits upon retirement. Employees hired on January 1, 2001 or after will not be eligible for post retirement medical benefits. Employees who were at least age 55 and had 10 years of service in the year 2000 were not affected by this change. Postretirement benefits other than pensions of active and retired employees are accrued as expense over the employees' service years. The allocated cost of these benefits totaled $672, $939, and $993 for the years ended December 31, 2001, 2000, and 1999, respectively.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY
----------------------------------


Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(10)   Lawsuits and Legal Proceedings
-------------------------------------

       In December 2000, HMEC recorded an after tax charge of $5.0 million, representing HMEC's best estimate of the actual and anticipated costs of defending and ultimately resolving litigation brought against HMEC and the Company in regards to its disability insurance product. The lawsuit is on behalf of certain policyholders who purchased the Company's disability insurance product and allege that they were not adequately made aware of certain features. At January 1, 2001 under the guidance of SSAP 5, a $1,667 charge to the Company's surplus was recorded and a contingent liability for litigation was established. The liability on the books of HMEC was reduced by an offsetting amount, representing the Company's allocation of the cost to settle this litigation.

       In July 2001, a settlement agreement was submitted to the court which would provide additional benefits for current policyholders and compensation to those who demonstrate they did not understand what they purchased, and was approved by the court on October 31, 2001. The settlement was finalized on November 30, 2001 and is being administered. While the actual costs incurred to resolve this issue could be either less or more than the liability established in 2000, management believes that, based on facts and circumstances available at this time and on the settlement agreement approved by the court in October 2001, the amount recorded will be adequate to resolve the matter. Disability insurance represented less than 1% of the Company's insurance premiums written and contract deposits for the years ended December 31, 2001 and 2000.

       Various other lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from other litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

(11) Risk-Based Capital
-----------------------

       The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

       The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2001, the Company's actual total adjusted capital was $211,325 and the authorized control level risk-based capital was $29,026.

(12)   Other Items
------------------

       The Company had one life claim as a result of the September 11 events which totaled $30.


                                                                     (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
                       ----------------------------------

          Supplemental Schedule of Assets and Liabilities - Schedule I
          ------------------------------------------------------------

              Annual Statement for the Year Ended December 31, 2001
              -----------------------------------------------------


The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
-------------------------

         U. S. Government Bonds                                                 $ 15,094,917
         Other bonds (unaffiliated)                                              139,415,893
         Bonds of affiliates                                                               -
         Preferred stocks (unaffiliated)                                                   -
         Preferred stocks of affiliates                                                    -
         Common stocks (unaffiliated)                                                      -
         Common stocks of affiliates                                                       -
         Mortgage loans                                                            2,401,490
         Real estate                                                                   9,107
         Premium notes, policy loans & liens                                       5,150,129
         Cash on hand and on deposit                                                       -
         Short-term investments                                                    1,981,249
         Other invested assets                                                       (16,322)
         Derivative instruments                                                            -
         Aggregate write-ins for investment income                                   240,513
                                                                                ------------
         Gross investment income                                                 164,276,976
                                                                                ============
Real Estate Owned - Book Value less Encumbrances                                           -
--------------------------------------------------------------------------------------------


Mortgage Loans - Book Value:
----------------------------
         Farm mortgages                                                         $          -
         Residential mortgages                                                     3,631,619
         Commercial mortgages                                                     21,669,276
                                                                                ============
         Total mortgage loans                                                   $ 25,300,895
                                                                                ============

Mortgage Loans by Standing - Book Value:
----------------------------------------
         Good standing                                                          $ 25,300,895
                                                                                ============
         Good standing with restructured terms                                             -
                                                                                ============
         Interest overdue more than 90 days,
              not in foreclosure                                                $          -
                                                                                ============
         Foreclosure in process                                                            -
                                                                                ============

See accompanying independent auditors' report.


                                                                     (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
                       ----------------------------------
          Supplemental Schedule of Assets and Liabilities - Schedule I
          ------------------------------------------------------------
              Annual Statement for the Year Ended December 31, 2001
              -----------------------------------------------------


Other Long Term Assets - Statement Value                                      $            -
                                                                                ============
Collateral Loans                                                                           -
                                                                                ============
Bonds and Stocks of Parents, Subsidiaries
   and Affiliates - Book Value
         Bonds                                                                             -
                                                                                ============
         Preferred Stocks                                                                  -
                                                                                ============
         Common Stocks                                                                     -
                                                                                ============

Bonds and Short-Term Investments by Class and Maturity:
-------------------------------------------------------
         Bonds by Maturity - Statement Value
            Due within 1 year or less                                         $  207,188,345
            Over 1 year through 5 years                                          460,296,973
            Over 5 years through 10 years                                        577,305,747
            Over 10 years through 20 years                                       309,854,295
            Over 20 years                                                        731,940,701
                                                                              --------------
            Total by Maturity                                                 $2,286,586,061
                                                                              ==============
         Bonds by Class - Statement Value
            Class 1                                                           $1,459,109,466
            Class 2                                                              709,588,753
            Class 3                                                               64,118,328
            Class 4                                                               27,851,552
            Class 5                                                                9,341,493
            Class 6                                                               16,576,469
                                                                              --------------

            Total by Class                                                    $2,286,586,061
                                                                              ==============

            Total Bonds Publicly Traded                                       $2,151,087,345
                                                                              ==============
            Total Bonds Privately Placed                                      $  135,498,716
                                                                              ==============
Preferred Stocks - Statement Value                                                         -
                                                                              ==============
Common Stocks - Market Value                                                  $            -
                                                                              ==============
Short-Term Investments - Book Value                                           $  122,284,583
                                                                              ==============
Options, Caps, Floors Owned - Statement Value                                              -
                                                                              ==============
Options, Caps, Floors Written and In Force - Statement Value                               -
                                                                              ==============
Collar, Swaps and Forward Agreements Open - Statement Value                                -
                                                                              ==============
Futures Contracts Open - Current Value                                                     -
                                                                              ==============
Cash on Deposit                                                               $   14,785,783
                                                                              ==============

See accompanying independent auditors' report.


                                                                     (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
                       ----------------------------------

          Supplemental Schedule of Assets and Liabilities - Schedule I
          ------------------------------------------------------------

              Annual Statement for the Year Ended December 31, 2001
              -----------------------------------------------------

Life Insurance In Force:
------------------------
      Industrial                                                           -
                                                             ==================
         Ordinary                                            $   11,290,669,000
                                                             ==================
         Credit Life                                                          -
                                                             ==================
         Group Life                                          $    1,925,477,000
                                                             ==================

Amount of Accidental Death Insurance In Force Under
   Ordinary Policies                                         $      489,428,000
                                                             ==================

Life Insurance Policies with Disability Provisions
--------------------------------------------------
   In Force:
   ---------
         Industrial                                                           -
                                                             ==================
         Ordinary                                            $      397,291,000
                                                             ==================
         Credit Life                                                          -
                                                             ==================
         Group Life                                          $    1,921,421,000
                                                             ==================

Supplemental Contracts In Force:
--------------------------------
         Ordinary - Not Involving Life Contingencies
            Amount on Deposit                                $      114,034,495
                                                             ==================
            Income Payable                                   $       20,302,576
                                                             ==================

         Ordinary - Involving Life Contingencies
            Income Payable                                   $       11,942,575
                                                             ==================

         Group - Not Involving Life Contingencies
            Amount on Deposit                                                 -
                                                             ==================
            Income Payable                                                    -
                                                             ==================

         Group - Involving Life Contingencies
            Income Payable                                                    -
                                                             ==================

Annuities:
----------
   Ordinary:
         Immediate - Amount of Income Payable                                 -
                                                             ==================
         Deferred - Fully Paid Account Balance               $          288,892
                                                             ==================
         Deferred - Not Fully Paid Account Balance           $    1,123,231,769
                                                             ==================

   Group:
         Amount of Income Payable                                             -
                                                             ==================
         Fully Paid Account Balance                                           -
                                                             ==================
         Not Fully Paid Account Balance                      $       36,832,023
                                                             ==================


See accompanying independent auditors' report.


                                                                     (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
                       ----------------------------------

          Supplemental Schedule of Assets and Liabilities - Schedule I
          ------------------------------------------------------------

              Annual Statement for the Year Ended December 31, 2001
              -----------------------------------------------------

Accident and Health Insurance Premiums in Force:
------------------------------------------------

         Ordinary                                                    $ 4,091,194
                                                                     ===========
         Group                                                         6,977,892
                                                                     ===========
         Credit                                                                -
                                                                     ===========

Deposit Funds and Dividend Accumulations:
-----------------------------------------

         Deposit Funds - Account Balance                                  10,576
                                                                     ===========
         Dividend Accumulations - Account Balance                    $ 3,520,383
                                                                     ===========

Claim Payments Calendar Year 2001
---------------------------------

         Group Accident and Health Year
            Year Incurred

               2001                                                  $   340,000
                                                                     ===========
               2000                                                  $   798,869
                                                                     ===========
               1999                                                  $   267,622
                                                                     ===========
               1998                                                  $   127,622
                                                                     ===========
               1997                                                  $   109,600
                                                                     ===========
               Prior                                                 $ 1,055,995
                                                                     ===========

         Other Accident & Health
            Year Incurred

               2001                                                  $   659,646
                                                                     ===========
               2000                                                  $ 1,393,633
                                                                     ===========
               1999                                                  $   143,801
                                                                     ===========
               1998                                                  $    36,905
                                                                     ===========
               1997                                                  $    19,970
                                                                     ===========
               Prior                                                 $   103,130
                                                                     ===========


         Other Coverages that Use Developmental Methods to Calculate Claims Reserves
            Year Incurred

               2001                                                            -
                                                                     ===========
               2000                                                            -
                                                                     ===========
               1999                                                            -
                                                                     ===========
               1998                                                            -
                                                                     ===========
               1997                                                            -
                                                                     ===========
               Prior                                                           -
                                                                     ===========

See accompanying independent auditors' report.


                                                                     (Continued)

                       Horace Mann Life Insurance Company
                    Summary Investment Schedule - Schedule II
                                December 31, 2001
                                 (In thousands)

                                                                                                              Admitted Assets as
                                                                                   Gross Invesment             Reported in the
                    Investment Categories                                              Holdings                Annual Statement
------------------------------------------------------------------------------------------------------------------------------------
Bonds
     US Treasury securities                                                    $    2,337         0.098%   $    2,337         0.098%
     US government agency obligations
        Issued by US government agencies                                       $   74,820         3.127%   $   74,820         3.128%
        Issued by US government-sponsored agencies                             $   12,547         0.524%   $   12,547         0.524%
     Foreign government                                                        $   17,411         0.728%   $   17,411         0.728%
     Securities issued by states, territories and possessions
        and political subdivisions in the US
        US States and territories general obligations                          $        -          0.00%   $        -          0.00%
        Political subdividions of US states, territories and
             possessions general obligations                                   $        -          0.00%   $        -          0.00%
        Revenue and assessment obligations                                     $    7,090         0.296%   $    7,090         0.296%
        Industrial development bonds and similar obligations                   $        -          0.00%   $        -          0.00%
     Mortgage backed securities
        Pass-through securities
           Guaranteed by GNMA                                                  $   87,108         3.640%   $   87,108         3.641%
           Issued by FNMA and FHLMC                                            $  423,484        17.697%   $  423,484        17.702%
           Other pass-through securities                                       $        -          0.00%   $        -          0.00%
        Other mortgage-backed securities
           Issued by FNMA,  FHLMC or GNMA                                      $   38,131         1.594%   $   38,131         1.594%
           Other mortgage-backed securities collateralized
             by MBS issued or guaranteed by FNMA, FHLMC, or GNMA               $        -          0.00%   $        -          0.00%
           All other mortgage-backed securities                                $  113,326         4.736%   $  113,326         4.737%

Other debt securities (excluding short-term)
     Unaffiliated domestic securities                                          $1,301,058        54.372%   $1,300,452        54.360%
     Unaffiliated foreign securities                                           $   87,595         3.661%   $   87,595         3.662%
     Affiliated securities                                                     $        -          0.00%   $        -          0.00%

Equity interests
     Investments in mutual funds                                               $        -          0.00%   $        -          0.00%
     Preferred stocks
        Affiliated                                                             $        -          0.00%   $        -          0.00%
        Unaffiliated                                                           $        -          0.00%   $        -          0.00%
     Publicly traded equity securites
        Affiliated                                                             $        -          0.00%   $        -          0.00%
        Unaffiliated                                                           $        -          0.00%   $        -          0.00%

                                                                   (Continued)

See accompanying independent auditors' report.

                       Horace Mann Life Insurance Company
              Summary Investment Schedule - Schedule II (Continued)
                                 (In thousands)

                                                                                                              Admitted Assets as
                                                                                   Gross Invesment             Reported in the
                    Investment Categories                                              Holdings                Annual Statement
------------------------------------------------------------------------------------------------------------------------------------
Equity interests (continued)
     Other equity securities
        Affiliated                                                             $        -          0.00%   $        -          0.00%
        Unaffiliated                                                           $        -          0.00%   $        -          0.00%
     Tangible personal property under leases
        Affiliated                                                             $        -          0.00%   $        -          0.00%
        Unaffiliated                                                           $        -          0.00%   $        -          0.00%

Mortgage Loans
     Construction and land development                                         $        -          0.00%   $        -          0.00%
     Agricultural                                                              $        -          0.00%   $        -          0.00%
     Single family residential properties                                      $    3,632         0.152%   $    3,632         0.152%
     Multifamily residential properties                                        $        -          0.00%   $        -          0.00%
     Commercial loans                                                          $   21,669         0.905%   $   21,669         0.906%

Real Estate Investments
     Property occupied by company                                              $        -          0.00%   $        -          0.00%
     Property held for the production of income                                $        -          0.00%   $        -          0.00%
     Property held for sale                                                    $        -          0.00%   $        -          0.00%

Policy Loans                                                                   $   65,603         2.742%   $   65,603         2.742%

Receivable for securities                                                      $       11          0.00%   $       11          0.00%

Cash and Short term Investments                                                $  137,070         5.728%   $  137,070         5.730%

Other Invested Assets                                                          $        -          0.00%   $        -          0.00%

                                                                               ------------------------    -------------------------
Total Invested Assets                                                          $2,392,892           100%   $2,392,286           100%
                                                                               ========================    =========================

                                                                    (Continued)

See accompanying independent auditors' report.

                       Horace Mann Life Insurance Company
    Schedule of Supplemental Investment Risks Interrogatories - Schedule III
                                December 31, 2001
                                 (In thousands)


1.)   Total admitted assets:
      $2,488,935

2.)   10 Largest exposures to a single issuer/borrower/investment:

          Issuer                               Investment Category                          Amount         Percentage
     -----------------------------------   ------------------------------------------   --------------   --------------
      Ford Motor Credit                      Industrial, Misc. - Issuer Obligations         $31,455              1.3%
      EOP Operating/Spieker Properties       Industrial, Misc. - Issuer Obligations         $26,635              1.1%
      Time Warner Entertainment              Industrial, Misc. - Issuer Obligations         $23,435              0.9%
      Viacom International                   Industrial, Misc. - Issuer Obligations         $22,706              0.9%
      Verizon Global Fdg. Corp.              Industrial, Misc. - Issuer Obligations         $22,210              0.9%
      General Motors                         Industrial, Misc. - Issuer Obligations         $22,156              0.9%
      Worldcom, Inc.                         Industrial, Misc. - Issuer Obligations         $21,749              0.9%
      Lehman Brothers Holdings               Industrial, Misc. - Issuer Obligations         $21,143              0.8%
      Citigroup                              Industrial, Misc. - Issuer Obligations         $20,575              0.8%
      Household Finance                      Industrial, Misc. - Issuer Obligations         $20,376              0.8%


3.)   Total admitted assets held in bonds and preferred stocks by NAIC rating:

           Bonds               Amount            Percentage                Stocks           Amount         Percentage
     ----------------   --------------------   --------------         ---------------   --------------   --------------
      NAIC-1                 $ 1,336,825              53.7%
      NAIC-2                 $   709,589              28.5%
      NAIC-3                 $    64,118               2.6%
      NAIC-4                 $    27,852               1.1%
      NAIC-5                 $     9,341               0.4%
      NAIC-6                 $    16,576               0.7%


4.)   Admitted assets held in foreign investments and unhedged foreign currency exposure:

        Foreign-currency denominated investments of:                              $84,083
        Foreign-currency denominated supporting insurance liabilities of:
        Excluding Canadian investments and currency exposure of:                  $20,924


5.)   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                           Amount         Percentage
                                                                                        --------------   --------------
        Countries rated by NAIC-1                                                             $33,365             1.3%
        Countries rated by NAIC-2                                                             $34,541             1.4%
        Countries rated by NAIC-3 or below                                                    $16,177             0.6%

                                                                     (Continued)

See accompanying independent auditors' report.

                       Horace Mann Life Insurance Company
    Schedule of Supplemental Investment Risks Interrogatories - Schedule III
                                   (Continued)
                                 (In thousands)


6.)   Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

        Countries rated by NAIC-1                                         Amount         Percentage
                                                                      ---------------   --------------
                Country:      Norway                                      $19,539            0.8%
                Country:      Netherlands                                 $ 4,256            0.2%
        Countries rated by NAIC-2
                Country:      Luxembourg                                  $11,872            0.5%
                Country:      Cayman Islands                              $ 8,999            0.4%
        Countries rated by NAIC-3 or below
                Country:      Great Britain                               $12,177            0.5%
                Country:      Venezuela                                   $ 4,000            0.2%


7.)   Aggregate unhedged foreign currency exposure:


8.)   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

        Countries rated by NAIC-1
        Countries rated by NAIC-2
        Countries rated by NAIC-3 or below


9.)   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

        Countries rated by NAIC-1
                Country:
                Country:
        Countries rated by NAIC-2
                Country:
                Country:
        Countries rated by NAIC-3 or below
                Country:
                Country:


10.)  10 Largest sovereign foreign issues:

                           Issuer                     NAIC Rating          Amount         Percentage
     ---------------------------------------------   --------------   ---------------   --------------
       Norsk Hydro A/S                                     1              $19,539            0.8%
       Tyco Intl Group                                     2              $11,872            0.5%
       Telewest                                            4              $ 7,180            0.3%
       Arroyo CDO I Ltd                                    2              $ 5,999            0.2%
       Terra Nova Ins Holdings                             3              $ 4,996            0.2%
       TXU Eastern Fndg                                    2              $ 4,287            0.2%
       ABN Amro Bank                                       1              $ 4,256            0.2%
       Abbey Natl Cap Trust                                1              $ 4,020            0.2%
       Petrozuata Finance                                  3              $ 4,000            0.2%
       France Telecom                                      2              $ 3,993            0.2%

                                                                   (Continued)

See accompanying independent auditors' report.

                       Horace Mann Life Insurance Company
    Schedule of Supplemental Investment Risks Interrogatories - Schedule III
                                   (Continued)
                                 (In thousands)


11.) Assets held in Canadian investments and unhedged Canadian currency exposure:

        Canadian-currency denominated investments of:                    $20,924
        Canadian denominated supporting insurance liabilities of:


12.)  Aggregate Canadian investment exposure:

        Canadian investments
        Unhedged Canadian currency exposure


13.) There were no admitted assets held in investments with contractual sales restrictions.


14.)  There were no admitted assets held in equity interests.


15.)   There were no admitted assets held in nonaffiliated, privately placed equities.


16.)   There were no admitted assets held in general partnership interests.

See accompanying independent auditors' report.

                                                                   (Continued)

                       Horace Mann Life Insurance Company
    Schedule of Supplemental Investment Risks Interrogatories - Schedule III
                                   (Continued)
                                 (In thousands)

17.)   There were no admitted assets held in mortgage loans reported in the
         Annual Statement in Schedule B that exceeded 2.5% of the Company's total admitted assets.


18.)   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

        Loan-to-Value             Residential                       Commercial                             Agricultural
      -----------------  -----------------------------  -----------------------------------  --------------------------------------
       Above 95%           $    -          0.0%           $    -            0.0%               $    -                0.0%
       91% to 95%          $    -          0.0%           $    -            0.0%               $    -                0.0%
       81% to 90%          $    -          0.0%           $    -            0.0%               $    -                0.0%
       71% to 80%          $    -          0.0%           $    -            0.6%               $    -                0.0%
       below 70%           $    -          0.0%           $    -            0.0%               $    -                0.0%

       Construction loans                                                                      $    -                0.0%
       Mortgage loans over 90 days past due                                                    $    -                0.0%
       Mortgage loans in the process of foreclosure                                            $    -                0.0%
       Mortgage loans foreclosed                                                               $    -                0.0%
       Restructure mortgage loans                                                              $    -                0.0%


19.)   There were no assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A that exceeded 2.5% of the Company's total admitted assets.


20.)   Total admitted assets subject to the following types of agreements:

                                                   At Year End                             At End of Each Quarter
            Agreement Type                 Amount          Percentage          1st Qtr             2nd Qtr              3rd Qtr
      ------------------------------  ----------------   --------------   -----------------   -----------------   ------------------
       Securities lending                  $98,631            4.0%             $302,380            $332,225            $380,007
       Repurchase                          $     -            0.0%             $      -            $      -            $      -
       Reverse repurchase                  $     -            0.0%             $      -            $      -            $      -
       Dollar repurchase                   $     -            0.0%             $      -            $      -            $      -
       Dollar reverse repurchase           $     -            0.0%             $      -            $      -            $      -

See accompanying independent auditors' report.

                                                                   (Continued)

                       Horace Mann Life Insurance Company
    Schedule of Supplemental Investment Risks Interrogatories - Schedule III
                                   (Continued)
                                 (In thousands)


21. Warrants not attached to other financial instruments, options, caps, and floors:

                                                    Owned                              Written
                                        -----------------------------      -------------------------------
      Hedging                              $    -               0.0%          $    -                 0.0%
      Income generation                    $    -               0.0%          $    -                 0.0%
      Other                                $    -               0.0%          $    -                 0.0%



22.   Potential exposure for collars, swaps and forwards:

                                                At Year End                            At End of Each Quarter
                                                                              1st Qtr         2nd Qtr          3rd Qtr
                                        -----------------------------      -------------  ---------------  ---------------
      Hedging                              $    -               0.0%          $    -          $    -          $     -
      Income generation                    $    -               0.0%          $    -          $    -          $     -
      Replications                         $    -               0.0%          $    -          $    -          $     -
      Other                                $    -               0.0%          $    -          $    -          $     -


23.   Potential exposure for future contracts:

                                                At Year End                            At End of Each Quarter
                                                                              1st Qtr         2nd Qtr          3rd Qtr
                                        -----------------------------      --------------  ---------------  ---------------
      Hedging                              $    -               0.0%          $    -          $    -           $    -
      Income generation                    $    -               0.0%          $    -          $    -           $    -
      Replications                         $    -               0.0%          $    -          $    -           $    -
      Other                                $    -               0.0%          $    -          $    -           $    -


24. All investments included in the Write-ins for Invested Assets category included on the Summary Investment Schedule in the Annual Statement

                       Investment                                              Amount         Percentage
      -------------------------------------------------                    --------------  ---------------
      Securities lending collateral                                           $    -                 0.0%
      Other miscellaneous receivables                                         $    -                 0.0%

                                                                                                                (Continued)

See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
      SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES -
                                  SCHEDULE IV
                                DECEMBER 31, 2001
                             (AMOUNTS IN THOUSANDS)

                                                                                                      Amount
                                                                                                     shown in
                                                                                                     Balance
Type of investments                               Cost(1)                    Market Value             Sheet
-------------------------------------------------------------------------------------------------------------------------------
Debt securities:
     Bonds:
        U.S. Government and government
           agencies and authorities            $  638,428                     $  653,742            $  638,428
        State, municipalities and
           political subdivisions                   7,090                          7,582                 7,090
        Foreign government bonds                   17,411                         19,452                17,411
        Public utilities                          119,150                        121,018               119,150
        Other corporate bonds                   1,382,222                      1,396,011             1,382,222
                                               ----------                     ----------            ----------
           Total debt securities               $2,164,301                     $2,197,805            $2,164,301
                                               ----------                     ==========            ----------

Equity securities:

     Common stocks:
        Industrial and miscellaneous                    -                              -                     -
                                               ----------                     ----------            ----------
           Total equity securities                      -                     $        -                     -
                                               ----------                     ----------            ----------

Mortgage loans on real estate                      10,529                            XXX                10,529
Real estate                                           110                            XXX                     -
Policy loans                                       65,602                            XXX                65,602
Short-term investments                            122,285                            XXX               122,285
Other investments                                       -                            XXX                     -

           Total investments                   $2,362,827                            XXX            $2,362,717
                                               ==========                                           ==========


(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2) Real estate acquired in satisfaction of indebtedness is $0.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying independent auditors report.

                       HORACE MANN LIFE INSURANCE COMPANY
                SUPPLEMENTARY INSURANCE INFORMATION - SCHEDULE V
              For the years ended December 31, 2001, 2000 and 1999
                             (Amounts in thousands)

                                                As of December 31,                           For the years ended December 31,
                               ----------------------------------------------------   ----------------------------------------------
                               Future policy                              Premium revenue                               Amortization
                   Deferred      benefits                   Other policy   and annuity,                    Benefits,     of deferred
                    policy     losses, claims                claims and     pension and         Net     claims, losses     policy
                  acquisition    and loss       Unearned      benefits    other contract    investment  and settlement   acquisition
Segment             cost(1)     expenses(3)    premiums(3)     payable    considerations      income       expenses       costs(1)
2001:
   Life                         $  759,497                  $  3,814       $109,787    $ 52,860          $ 98,095
   Annuity                       1,161,739                        43        239,125      91,104           293,657
   Supplementary
     Contracts                      99,763                   114,035          9,109      16,083            19,626
   Accident and
     Health                         15,082                        12          7,188       1,802             3,818
                  -----------   ----------     -----------  --------       --------    --------          --------       ------------

   Total                        $2,036,081                  $117,904       $365,209    $161,849          $415,196
                  ===========   ==========     ===========  ========       ========    ========          ========       ============

2000:
   Life                         $  718,927                  $  3,943       $112,215    $ 48,649          $100,993
   Annuity                       1,105,925                        46        206,393      89,448           259,566
   Supplementary
     Contracts                      97,207                   111,568         29,063      15,821            42,465
   Accident and
     Health                         16,321                        46          9,783       1,830             5,446
                  -----------   ----------     -----------  --------       --------    --------          --------       ------------

   Total                        $1,938,380                  $115,603       $357,454    $155,748          $408,470
                  ===========   ==========     ===========  ========       ========    ========          ========       ============

1999:
   Life                         $  676,666                  $  4,119       $110,942    $ 44,617          $ 98,630
   Annuity                       1,130,771                        57        205,684      90,462           259,189
   Supplementary
     Contracts                      92,610                   114,683         31,441      14,738            43,880
   Accident and
     Health                         16,859                        54          8,598       1,568             3,682
                  -----------   ---------      -----------  --------       --------    --------          --------       ------------

   Total                        $1,916,906                  $118,913       $356,665    $151,385          $405,381
                  ===========   ==========     ===========  ========       ========    ========          ========       ============

                       Other
                     operating     Premiums
                     expenses     written(2)
2001:                $  49,653
   Life                 34,204
   Annuity
   Supplementary         1,856
     Contracts
   Accident and          3,319
     Health          ---------    ----------

                     $  89,032
   Total             =========    ==========

2000:                $  48,204
   Life                 28,471
   Annuity
   Supplementary         1,819
     Contracts
   Accident and          7,410
     Health          ---------    ----------

                     $  85,904
   Total             =========    ==========

1999:                $  45,939
   Life                 24,411
   Annuity
   Supplementary         1,451
     Contracts
   Accident and          6,387
     Health          ---------    ----------

                     $  78,188
   Total             =========    ==========

      (1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
      (2)  Does not apply to life insurance.
      (3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

      See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
                           REINSURANCE - SCHEDULE VI
              For the years ended December 31, 2001, 2000 and 1999
                             (Amounts in thousands)

                                                                                                                     Percentage
                                                                     Ceded to        Assumed                          of amount
                                                  Gross               other         from other        Net              assumed
                                                  amount            companies        assumed         amount            To net
                                          ------------------------------------------------------------------------------------------
2001: Life insurance in force                 $13,216,146            $1,182,881     $      -       $12,033,265          0.0%
                                              ===========            ==========     ========       ===========       ======
         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance                       $   113,257                $3,470     $      -          $109,787          0.0%
         Annuity                                  239,125                     -            -           239,125          0.0%
         Supplementary contracts                    9,109                     -            -             9,109
         Accident and health                       10,543                 3,355            -             7,188          0.0%
                                              -----------            ----------     --------       -----------       ------

         Total premiums                       $   372,034                $6,825     $      -          $365,209          0.0%
                                              ===========            ==========     ========       ===========       ======

2000: Life insurance in force                 $12,646,371              $861,179     $      -       $11,785,192          0.0%
                                              ===========            ==========     ========       ===========       ======

         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance                       $   115,058                $2,843     $      -          $112,215          0.0%
         Annuity                                  206,393                     -            -           206,393          0.0%
         Supplementary contracts                   29,063                     -            -            29,063
         Accident and health                       10,311                   528            -             9,783          0.0%
                                              -----------            ----------     --------       -----------       ------

         Total premiums                       $   360,825                $3,371     $      -          $357,454          0.0%
                                              ===========            ==========     ========       ===========       ======

1999: Life insurance in force                 $12,300,704              $900,993     $      -       $11,399,711          0.0%
                                              ===========            ==========     ========       ===========       ======

         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance                       $   113,744                $2,802     $      -          $110,942          0.0%
         Annuity                                  205,684                     -            -           205,684          0.0%
         Supplementary contracts                   31,441                     -            -            31,441
         Accident and health                        9,107                   509            -             8,598          0.0%
                                              -----------            ----------     --------       -----------       ------

         Total premiums                       $   359,976                $3,311     $      -          $356,665          0.0%
                                              ===========            ==========     ========       ===========       ======

         See accompanying independent auditors' report.

                                     PART C

                                OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

 (a)  Financial Statements
 -------------------------

  Part A

  Condensed financial information of the Account

  Part B

  The following financial statements of the Account which were filed on or about March 01, 2002 are incorporated by reference into this Post Effective Amendment 72

   -the Annual Report for the Registrant:
   -Independent Auditors Report

   -Statements of Net Assets - December 31, 2001
   -Statements of Operations - For the Year Ended December 31, 2001 -Statements of Changes in Net Assets For the Year Ended December 31, 2001 -Statements of Changes in Net Assets For the Year Ended December 31, 2000 -Notes to Financial Statements - December 31, 2001

    Financial statements for Horace Mann Life Insurance Company
   -Independent Auditors Report
   -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

   -As of December 31, 2001 and 2000
   -Statutory Statements of Operations - For the Years Ended December 31, 2001, 2000 and 1999
   -Statutory Statements of Capital and Surplus - For the Years Ended December 31, 2001, 2000 and 1999
   -Statutory Statements of Cash Flow - For the Years Ended December 31, 2001, 2000 and 1999

   -Notes to Statutory Financial Statements - December 31, 2001, 2000 and 1999

 (b)  Exhibits
 -------------

(1)  Resolution of Board of Directors ..................................Post Effective Amendment 63
(2)  Agreements for custody .........................................................Not Applicable
(3)  Underwriting Agreement ............................................Post Effective Amendment 63
(4)  Form of Variable Annuity Contract .................................Post Effective Amendment 65
(5)  Form of application ...............................................Post Effective Amendment 63
(6)  Certificate of incorporation and bylaws ........................Initial Registration Statement
(7)  Contract of Reinsurance ........................................................Not Applicable
(8)  Other Contracts ................................................................Not Applicable
(9)  Opinion and Consent of Counsel .................................................Filed herewith
(10) Independent Auditors Consent ...................................................Filed herewith
(11) Financial Statement Schedules for Horace Mann Life
     Insurance Company and the Independent Auditors' Report thereon .................Filed herewith
(12) Agreement regarding initial capital ............................Initial Registration Statement
(13) Performance Quotation Computations ...............................Post-Effective Amendment #57
(14) Power of Attorney ..............................................................Not Applicable
(15) Horace Mann Educators Corporation and its
     Subsidiaries .....................................................Post-Effective Amendment #57

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

  The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------

Peter H. Heckman              Director and Executive Vice President,
                              Chief Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel,
                              Corporate Secretary & Chief Compliance Officer

Valerie A. Chrisman           Director

Louis G. Lower II             Director, Chairman, President & Chief Executive
                              Officer

Dan Jensen                    Executive Vice President

George J. Zock                Director and Executive Vice President

J. Michael Henderson          Vice President & Treasurer


Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
         Registrant
         ----------


  The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc., (a Maryland Corporation) principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

  As of March 31, 2002, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 89,982, of which 86,241 were qualified Contract Owners and 3,741 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters
--------------------------------

  Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

  The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter
----                               -------------------------


Christopher M. Fehr                President

Peter H. Heckman                   Director

George J. Zock                     Director

Ann M. Caparros                    Secretary


Roger B. Hayashi                   Broker/Dealer Compliance Officer

Diane M. Barnett                   Tax Compliance Officer

J. Michael Henderson               Treasurer

Richard D. Wilson                  Assistant Treasurer



  The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2001:

                     Net Underwriting       Compensation on
Name of Principal     Discounts and  Redemption or   Brokerage
Underwriter            Commissions   Annuitization  Commissions  Compensation
-----------            -----------   -------------  -----------  ------------
Horace Mann             $4,613,301        N/A           N/A           N/A
Investors, Inc.

Item 30.  Location of Accounts and Records
------------------------------------------

  Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services
-----------------------------

  Not applicable.

Item 32.  Undertakings
----------------------

  (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

  (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 22nd day of April, 2002.

                HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                 By: /s/ LOUIS G. LOWER II
        -------------------                     ---------------------
        Ann M. Caparros                         Louis G. Lower II, President and
        Corporate Secretary                     Chief Executive Officer


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                         DATE
---------                     -----                         ----

/s/ LOUIS G. LOWER II         Director, President and       April 22, 2002
---------------------         Chief Executive Officer
Louis G. Lower II

/s/ PETER H. HECKMAN          Director, Executive Vice      April 22, 2002
--------------------          President and Chief
Peter H. Heckman              Financial Officer

/s/ ANN M. CAPARROS           Director, Vice President,     April 22, 2002
-------------------           General Counsel,
Ann M. Caparros               Corporate Secretary and
                              Chief Compliance Officer

/s/ VALERIE A. CHRISMAN       Director                      April 22, 2002
-----------------------
Valerie A. Chrisman

/s/ GEORGE J. ZOCK            Director and Executive        April 22, 2002
------------------            Vice President
George J. Zock

                                INDEX TO EXHIBITS
                                -----------------

Exhibit
Number                               Title
------                               -----

(1)  Resolution of Board of Directors ....................................Post Effective Amendment 63
(2)  Agreements for custody ...........................................................Not Applicable
(3)  Underwriting Agreement ..............................................Post Effective Amendment 63
(4)  Form of Variable Annuity Contract ...................................Post Effective Amendment 65
(5)  Form of application .................................................Post Effective Amendment 63
(6)  Certificate of incorporation and bylaws ..........................Initial Registration Statement
(7)  Contract of Reinsurance ..........................................................Not Applicable
(8)  Other Contracts ..................................................................Not Applicable
(9)  Opinion and Consent of Counsel ...................................................Filed herewith
(10) Independent Auditors Consent .....................................................Filed herewith
(11) Financial Statement Schedules for Horace Mann Life Insurance
     Company and the Independent Auditors' Report thereon .............................Filed herewith
(12) Agreement regarding initial capital ..............................Initial Registration Statement
(13) Performance Quotation Computations .................................Post-Effective Amendment #57
(14) Power of Attorney ................................................................Not Applicable
(15) Horace Mann Educators Corporation and its Subsidiaries .............Post-Effective Amendment #57